Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
6/30/19 (Unaudited)

COMMON STOCKS (68.6%)(a)
	Shares	Value
Banking (4.8%)
ABN AMRO Group NV GDR (Netherlands)	154,659	$3,308,858
ABSA Group, Ltd. (South Africa)	124,860	1,560,196
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	962,403	2,174,685
AIB Group PLC (Ireland)	72,602	296,870
Banco Bilbao Vizcaya Argenta (Spain)	811,526	4,537,340
Bank Leumi Le-Israel BM (Israel)	405,482	2,926,815
Bank of Montreal (Canada)	7,965	601,655
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	2,742,100	669,675
BOC Hong Kong Holdings, Ltd. (Hong Kong)	282,000	1,111,124
Canadian Imperial Bank of Commerce (Canada)	6,575	517,043
China Construction Bank Corp. Class H (China)	2,045,000	1,757,366
Citigroup, Inc.	409,600	28,684,288
Citizens Financial Group, Inc.	172,100	6,085,456
Comerica, Inc.	71,201	5,172,041
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	472,185	2,006,786
Credicorp, Ltd. (Peru)	8,332	1,907,278
DNB ASA (Norway)	62,254	1,158,170
Fukuoka Financial Group, Inc. (Japan)	67,700	1,244,349
Grupo Financiero Galicia SA ADR (Argentina)	35,986	1,277,503
Hang Seng Bank, Ltd. (Hong Kong)	140,500	3,490,617
HDFC Bank, Ltd. (India)	101,683	3,606,566
HSBC Holdings PLC (United Kingdom)	97,107	810,095
ING Groep NV (Netherlands)	165,663	1,920,676
Itau Unibanco Holding SA ADR (Preference) (Brazil)	128,520	1,210,658
JPMorgan Chase & Co.	356,821	39,892,588
KBC Groep NV (Belgium)	27,398	1,795,732
Lloyds Banking Group PLC (United Kingdom)	4,645,784	3,338,759
Mizuho Financial Group, Inc. (Japan)	338,300	490,809
Moneta Money Bank AS (Czech Republic)	307,926	1,054,841
National Australia Bank, Ltd. (Australia)	13,278	249,358
National Bank of Canada (Canada)	11,178	531,009
Popular, Inc. (Puerto Rico)	23,500	1,274,640
Sberbank of Russia PJSC ADR (Russia)	80,514	1,238,305
Sumitomo Mitsui Financial Group, Inc. (Japan)	140,800	4,985,724
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	33,900	1,231,408
Toronto-Dominion Bank (Canada)	12,739	744,369
U.S. Bancorp	6,302	330,225
Wells Fargo & Co.	56,600	2,678,312
Wintrust Financial Corp.	15,100	1,104,716

		138,976,905
Basic materials (2.8%)
Amcor, Ltd. (Australia)	50,230	570,924
Anglo American PLC (United Kingdom)	132,251	3,769,684
Anglo American PLC (United Kingdom)	42,072	1,202,569
Arkema SA (France)	20,390	1,896,108
Axalta Coating Systems, Ltd.(NON)	79,826	2,376,420
Azrieli Group, Ltd. (Israel)	1,830	122,554
BlueScope Steel, Ltd. (Australia)	311,960	2,648,091
Boliden AB (Sweden)	25,279	646,393
Celanese Corp.	14,100	1,519,980
CF Industries Holdings, Inc.	96,700	4,516,857
Cobalt 27 Capital Corp. (Canada)(NON)	333,421	1,076,989
Covestro AG (Germany)	79,047	4,018,730
CTCI Corp. (Taiwan)	887,000	1,321,973
Eiffage SA (France)	4,037	399,096
Fortescue Metals Group, Ltd. (Australia)	345,692	2,200,468
Glencore PLC (United Kingdom)	146,295	507,849
HeidelbergCement AG (Germany)	36,179	2,927,462
HOCHTIEF AG (Germany)	15,449	1,881,432
Huntsman Corp.	137,500	2,810,500
Ivanhoe Mines, Ltd. Class A (Canada)(NON)	506,016	1,607,443
JFE Holdings, Inc. (Japan)	28,000	412,192
Kajima Corp. (Japan)	108,700	1,494,834
Loma Negra Cia Industrial Argentina SA ADR (Argentina)(NON)	84,417	987,679
LyondellBasell Industries NV Class A	104,100	8,966,133
Mitsubishi Gas Chemical Co., Inc. (Japan)	7,100	94,915
Mota-Engil SGPS SA (Portugal)	399,286	864,924
Newcrest Mining, Ltd. (Australia)	29,163	655,455
Nippon Steel Corp. (Japan)	28,000	481,558
Nucor Corp.	6,949	382,890
Packaging Corp. of America	36,900	3,517,308
Rio Tinto PLC (United Kingdom)	92,088	5,707,603
Sherwin-Williams Co. (The)	696	318,970
Shin-Etsu Chemical Co., Ltd. (Japan)	52,400	4,892,512
Sonoco Products Co.	15,500	1,012,770
South32, Ltd. (Australia)	582,220	1,301,202
Steel Dynamics, Inc.	84,000	2,536,800
Taisei Corp. (Japan)	66,200	2,409,519
UPL, Ltd. (India)(NON)	91,227	1,239,225
UPM-Kymmene OYJ (Finland)	100,499	2,670,664
W.R. Grace & Co.	11,100	844,821
Wijaya Karya Persero Tbk PT (Indonesia)	5,352,100	923,298

		79,736,794
Capital goods (4.9%)
ACS Actividades de Construccion y Servicios SA (Spain)	76,540	3,055,751
Allison Transmission Holdings, Inc.	49,600	2,298,960
Avery Dennison Corp.	16,500	1,908,720
BAE Systems PLC (United Kingdom)	86,858	546,452
Ball Corp.	34,618	2,422,914
Berry Plastics Group, Inc.(NON)	54,700	2,876,673
Boeing Co. (The)	79,800	29,047,998
China Railway Group, Ltd. Class H (China)	1,769,000	1,343,368
Clean TeQ Holdings, Ltd. (Australia)(NON)(S)	4,137,064	1,104,727
Cummins, Inc.	50,500	8,652,670
Curtiss-Wright Corp.	5,900	750,067
Dassault Aviation SA (France)	612	879,624
Dover Corp.	30,200	3,026,040
Emerson Electric Co.	76,500	5,104,080
Faurecia SA (France)	73,499	3,410,725
General Dynamics Corp.	2,343	426,004
HD Supply Holdings, Inc.(NON)	67,750	2,728,970
HEICO Corp.	9,600	1,284,576
Hitachi, Ltd. (Japan)	136,600	5,020,321
Honeywell International, Inc.	90,268	15,759,890
Ingersoll-Rand PLC	68,100	8,626,227
KEI Industries, Ltd. (India)	162,402	1,131,331
L3Harris Technologies, Inc.	2,642	499,681
Lockheed Martin Corp.	42,300	15,377,742
Northrop Grumman Corp.	1,446	467,217
Raytheon Co.	4,422	768,897
Republic Services, Inc.	35,000	3,032,400
Sandvik AB (Sweden)	249,802	4,589,224
Schindler Holding AG (Switzerland)	1,608	351,184
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	252,000	2,246,696
Teledyne Technologies, Inc.(NON)	5,200	1,424,124
Tervita Corp. (Canada)(NON)	179	929
Waste Management, Inc.	84,381	9,735,036
WESCO International, Inc.(NON)	15,400	780,010

		140,679,228
Communication services (2.9%)
AT&T, Inc.	51,227	1,716,617
BCE, Inc. (Canada)	19,629	893,052
BT Group PLC (United Kingdom)	1,008,130	2,515,226
Comcast Corp. Class A	456,200	19,288,136
Crown Castle International Corp.(R)	56,400	7,351,740
Deutsche Telekom AG (Germany)	246,214	4,258,903
Equinix, Inc.(R)	3,000	1,512,870
Eutelsat Communications SA (France)	25,208	471,237
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	258,000	409,639
Juniper Networks, Inc.	106,709	2,841,661
Nippon Telegraph & Telephone Corp. (Japan)	38,000	1,770,915
NTT DoCoMo, Inc. (Japan)	105,900	2,471,556
Safaricom PLC (Kenya)	4,442,200	1,212,887
SES SA (France)	8,504	132,961
Swisscom AG (Switzerland)	2,261	1,135,132
Telephone & Data Systems, Inc.	40,200	1,222,080
Telstra Corp., Ltd. (Australia)	1,597,600	4,321,625
Verizon Communications, Inc.	538,159	30,745,024

		84,271,261
Communications equipment (1.2%)
Avaya Holdings Corp.(NON)	10,997	130,974
Cisco Systems, Inc.	609,915	33,380,648

		33,511,622
Computers (2.1%)
Amadeus IT Holding SA Class A (Spain)	24,013	1,902,079
Apple, Inc.	156,386	30,951,918
Aspen Technology, Inc.(NON)	22,400	2,783,872
CDW Corp. of Delaware	30,100	3,341,100
Dell Technologies, Inc. Class C(NON)	69,059	3,508,197
Fortinet, Inc.(NON)	89,100	6,845,553
Fujitsu, Ltd. (Japan)	15,600	1,085,960
Nuance Communications, Inc.(NON)	49,600	792,112
Otsuka Corp. (Japan)	38,400	1,547,494
ServiceNow, Inc.(NON)	13,300	3,651,781
Synopsys, Inc.(NON)	2,818	362,648
Xerox Corp.	88,800	3,144,408

		59,917,122
Conglomerates (0.5%)
AMETEK, Inc.	40,500	3,679,020
Danaher Corp.	60,800	8,689,536
Mitsubishi Corp. (Japan)	88,200	2,328,394
Orkla ASA (Norway)	45,172	400,755

		15,097,705
Consumer cyclicals (7.8%)
ABC-Mart, Inc. (Japan)	4,200	274,084
Alliance Global Group, Inc. (Philippines)	4,522,100	1,362,883
Amazon.com, Inc.(NON)	20,803	39,393,185
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	214,091	1,226,579
Automatic Data Processing, Inc.	79,178	13,090,499
AutoZone, Inc.(NON)	548	602,510
Berkeley Group Holdings PLC (The) (United Kingdom)	23,130	1,095,942
Best Buy Co., Inc.	117,700	8,207,221
Booking Holdings, Inc.(NON)	5,000	9,373,550
Bridgestone Corp. (Japan)	70,000	2,760,020
Capri Holdings, Ltd.(NON)	2,989	103,659
Carnival PLC (United Kingdom)	40,345	1,782,504
CK Hutchison Holdings, Ltd. (Hong Kong)	183,000	1,800,479
Clear Channel Outdoor Holdings, Inc.(NON)	4,244	20,030
Companhia De Locacao das Americas (Brazil)	146,708	1,867,495
Compass Group PLC (United Kingdom)	23,101	553,591
CoStar Group, Inc.(NON)	2,700	1,495,962
Crown Resorts, Ltd. (Australia)	143,179	1,252,533
Ctrip.com International, Ltd. ADR (China)(NON)	38,995	1,439,305
Daiwa House Industry Co., Ltd. (Japan)	50,400	1,471,892
Discovery, Inc. Class A(NON)(S)	126,600	3,886,620
Dollar Tree, Inc.(NON)	5,823	625,332
Ecolab, Inc.	1,200	236,928
Extended Stay America, Inc. (Units)	75,300	1,271,817
Fiat Chrysler Automobiles NV (Italy)	132,230	1,844,300
Ford Motor Co.	17,207	176,028
Fox Corp. Class B	3,562	130,120
Fu Shou Yuan International Group, Ltd. (China)	1,626,000	1,426,655
Genting Bhd (Singapore)	2,969,000	2,019,938
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2
Hermes International (France)	5,939	4,282,903
Hilton Worldwide Holdings, Inc.	72,000	7,037,280
Home Depot, Inc. (The)	69,181	14,387,573
iHeartMedia, Inc. Class A(NON)	1,805	27,162
Interpublic Group of Cos., Inc. (The)	94,900	2,143,791
Jardine Matheson Holdings, Ltd. (Hong Kong)	4,900	308,831
KAR Auction Services, Inc.	42,400	1,060,000
Kering SA (France)	8,251	4,879,689
Kimberly-Clark Corp.	3,576	476,609
Las Vegas Sands Corp.	60,500	3,574,945
Lear Corp.	20,700	2,882,889
Liberty Media Corp.-Liberty SiriusXM Class A(NON)	26,200	990,622
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	3,429	130,233
Lowe's Cos., Inc.	96,187	9,706,230
Macquarie Infrastructure Co., LLC	20,800	843,232
Namco Bandai Holdings, Inc. (Japan)	29,500	1,434,454
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
New Middle East Other Assets GmbH (acquired 8/12/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
News Corp. Class A	78,648	1,060,962
Next PLC (United Kingdom)	17,470	1,225,999
Nielsen Holdings PLC	93,000	2,101,800
NIKE, Inc. Class B	104,000	8,730,800
Nintendo Co., Ltd. (Japan)	8,200	3,014,566
Omnicom Group, Inc.	84,200	6,900,190
PayPal Holdings, Inc.(NON)	69,400	7,943,524
Peugeot SA (France)	166,016	4,090,794
Poya International Co., Ltd. (Taiwan)	90,820	1,229,871
Publicis Groupe SA (France)	4,935	260,546
PulteGroup, Inc.	29,100	920,142
PVH Corp.	1,983	187,671
Ross Stores, Inc.	5,378	533,067
RTL Group SA (Belgium)	5,105	261,453
Secom Co., Ltd. (Japan)	2,700	232,176
ServiceMaster Global Holdings, Inc.(NON)	18,000	937,620
Shenzhou International Group Holdings, Ltd. (China)	89,500	1,226,083
Sony Corp. (Japan)	80,500	4,206,039
Subaru Corp. (Japan)	3,700	90,142
Tapestry, Inc.	20,500	650,465
Taylor Wimpey PLC (United Kingdom)	618,807	1,239,684
TJX Cos., Inc. (The)	18,108	957,551
TWDC Enterprises 18 Corp.	7,224	1,008,734
Volkswagen AG (Germany)	3,374	579,898
Wal-Mart de Mexico SAB de CV (Mexico)	567,087	1,547,883
Walmart, Inc.	107,900	11,921,871
Wilcon Depot, Inc. (Philippines)	4,710,700	1,544,695
Wolters Kluwer NV (Netherlands)	55,002	4,003,989

		223,566,323
Consumer finance (0.9%)
American Express Co.	5,952	734,715
Capital One Financial Corp.	84,000	7,622,160
Chailease Holding Co., Ltd. (Taiwan)	261,800	1,084,792
Discover Financial Services	77,300	5,997,707
Housing Development Finance Corp., Ltd. (HDFC) (India)	94,282	2,994,105
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	115,300	613,132
Synchrony Financial	200,700	6,958,269

		26,004,880
Consumer staples (7.0%)
AfreecaTV Co., Ltd. (South Korea)	13,432	716,734
Altria Group, Inc.	3,496	165,536
Ashtead Group PLC (United Kingdom)	152,107	4,354,011
Associated British Foods PLC (United Kingdom)	74,831	2,340,628
Carlsberg A/S Class B (Denmark)	18,981	2,516,284
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	72	524,032
Coca-Cola Co. (The)	455,558	23,197,013
Coca-Cola European Partners PLC (United Kingdom)	70,022	3,956,243
Colruyt SA (Belgium)	15,760	913,956
Darden Restaurants, Inc.	48,700	5,928,251
Dino Polska SA (Poland)(NON)	37,105	1,300,884
Essity AB Class B (Sweden)	30,529	938,277
Global Fashion Group SA (acquired 8/2/13, cost $43,833) (Private) (Luxembourg)(NON)(F)(RES)	1,036	4,771
Grape King Bio, Ltd. (Taiwan)	181,000	1,193,893
Grupo Bimbo SAB de CV Ser. A (Mexico)	623,562	1,299,835
Hershey Co. (The)	47,623	6,382,911
Imperial Brands PLC (United Kingdom)	150,198	3,522,657
ITOCHU Corp. (Japan)	223,000	4,268,849
Japan Tobacco, Inc. (Japan)	12,200	269,610
Jardine Cycle & Carriage, Ltd. (Singapore)	40,000	1,073,084
Jeronimo Martins SGPS SA (Portugal)	76,193	1,227,242
Jubilant Foodworks, Ltd. (India)	105,042	1,878,531
Koninklijke Ahold Delhaize NV (Netherlands)	220,698	4,963,402
L'Oreal SA (France)	15,919	4,534,425
LG Household & Health Care, Ltd. (South Korea)	1,611	1,833,319
Molson Coors Brewing Co. Class B	66,900	3,746,400
Mondelez International, Inc. Class A	244,273	13,166,315
Nestle India, Ltd. (India)	7,702	1,330,513
Nestle SA (Switzerland)	58,645	6,071,157
PepsiCo, Inc.	129,810	17,021,985
Pinduoduo, Inc. ADR (China)(NON)(S)	45,389	936,375
Post Holdings, Inc.(NON)	17,200	1,788,284
Procter & Gamble Co. (The)	101,479	11,127,172
Starbucks Corp.	332,656	27,886,552
Swedish Match AB (Sweden)	4,102	173,159
Sysco Corp.	129,642	9,168,282
TCI Co., Ltd. (Taiwan)	86,000	1,184,501
Tesco PLC (United Kingdom)	1,458,703	4,199,570
TripAdvisor, Inc.(NON)(S)	59,700	2,763,513
Unilever NV ADR (Netherlands)	71,636	4,362,853
Unilever PLC (United Kingdom)	92,740	5,764,502
US Foods Holding Corp.(NON)	56,200	2,009,712
Walgreens Boots Alliance, Inc.	55,600	3,039,652
Wesfarmers, Ltd. (Australia)	37,747	960,100
WH Group, Ltd. (Hong Kong)	3,282,500	3,341,733
WM Morrison Supermarkets PLC (United Kingdom)	125,214	320,257
X5 Retail Group NV GDR (Russia)	42,010	1,440,523

		201,107,488
Electronics (2.6%)
Agilent Technologies, Inc.	92,000	6,869,640
Broadcom, Inc.	26,300	7,570,718
Brother Industries, Ltd. (Japan)	29,300	555,000
Garmin, Ltd.	17,900	1,428,420
Hoya Corp. (Japan)	60,400	4,639,505
Intel Corp.	6,231	298,278
Keysight Technologies, Inc.(NON)	45,100	4,050,431
MediaTek, Inc. (Taiwan)	256,000	2,595,795
nVent Electric PLC (United Kingdom)	39,900	989,121
NXP Semiconductors NV	142,141	13,874,383
Qorvo, Inc.(NON)	2,387	158,998
Rockwell Automation, Inc.	29,500	4,832,985
Samsung Electronics Co., Ltd. (South Korea)	189,636	7,731,834
Sino-American Silicon Products, Inc. (Taiwan)	530,000	1,397,927
Texas Instruments, Inc.	8,836	1,014,019
Thales SA (France)	24,092	2,976,469
Xilinx, Inc.	104,300	12,299,056

		73,282,579
Energy (3.8%)
BP PLC (United Kingdom)	301,516	2,100,644
Chevron Corp.	264,132	32,868,586
CNOOC, Ltd. (China)	1,269,000	2,183,236
ConocoPhillips	244,100	14,890,100
Devon Energy Corp.	75,800	2,161,816
Equinor ASA (Norway)	174,669	3,449,172
Exxon Mobil Corp.	36,903	2,827,877
Geopark, Ltd. (Colombia)(NON)	89,105	1,652,007
Hilong Holding, Ltd. (China)	5,709,000	622,124
Lukoil PJSC ADR (Russia)	40,416	3,411,919
Marathon Petroleum Corp.	51,566	2,881,508
MOL Hungarian Oil & Gas PLC (Hungary)	152,910	1,696,436
MWO Holdings, LLC (Units)(F)	89	3,011
Nine Point Energy(F)	1,624	3,248
Occidental Petroleum Corp.	11,625	584,505
OMV AG (Austria)	37,644	1,834,194
Petroleo Brasileiro SA - Petrobras ADR (Brazil)(S)	188,824	2,939,990
Phillips 66	95,822	8,963,190
Repsol SA (Spain)	5,352	83,892
Royal Dutch Shell PLC Class B (United Kingdom)	126,258	4,138,408
Santos, Ltd. (Australia)	319,895	1,594,159
TOTAL SA (France)	131,130	7,347,294
Valero Energy Corp.	113,573	9,722,985

		107,960,301
Financial (0.7%)
3i Group PLC (United Kingdom)	176,546	2,496,517
Broadridge Financial Solutions, Inc.	900	114,912
CME Group, Inc.	7,879	1,529,393
Deutsche Boerse AG (Germany)	8,369	1,183,839
Edelweiss Financial Services, Ltd. (India)	490,293	1,207,029
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	56,100	1,982,906
Intercontinental Exchange, Inc.	1,057	90,839
Macquarie Group, Ltd. (Australia)	47,777	4,215,720
ORIX Corp. (Japan)	260,000	3,886,634
Partners Group Holding AG (Switzerland)	5,512	4,330,776
Singapore Exchange, Ltd. (Singapore)	71,600	419,920

		21,458,485
Health care (7.7%)
Abbott Laboratories	211,000	17,745,100
AbbVie, Inc.	106,443	7,740,535
Advanz Pharma Corp. (Canada)(NON)	646	10,581
Alfresa Holdings Corp. (Japan)	47,100	1,165,456
Allergan PLC	33,109	5,543,440
Amgen, Inc.	86,247	15,893,597
Anthem, Inc.	679	191,621
Astellas Pharma, Inc. (Japan)	298,000	4,254,886
Baxter International, Inc.	10,500	859,950
Biogen, Inc.(NON)	33,298	7,787,403
Bristol-Myers Squibb Co.	62,979	2,856,098
Cardinal Health, Inc.	94,400	4,446,240
Centene Corp.(NON)	7,962	417,527
Charles River Laboratories International, Inc.(NON)	9,800	1,390,620
Chemed Corp.	4,500	1,623,780
China Traditional Chinese Medicine Holdings Co., Ltd. (China)	1,122,000	546,342
Cigna Corp.	2,939	463,039
Eli Lilly & Co.	57,433	6,363,002
Encompass Health Corp.	21,300	1,349,568
Gilead Sciences, Inc.	89,254	6,030,000
GlaxoSmithKline PLC (United Kingdom)	253,570	5,076,984
H Lundbeck A/S (Denmark)	2,073	81,889
HCA Healthcare, Inc.	9,400	1,270,598
Hill-Rom Holdings, Inc.	17,600	1,841,312
Hologic, Inc.(NON)	44,900	2,156,098
Humana, Inc.	2,697	715,514
i-SENS, Inc. (South Korea)	34,230	721,525
Illumina, Inc.(NON)	4,300	1,583,045
Ipsen SA (France)	2,129	290,506
Jazz Pharmaceuticals PLC(NON)	6,200	883,872
Johnson & Johnson	138,958	19,354,070
Koninklijke Philips NV (Netherlands)	6,520	283,100
Laboratory Corp. of America Holdings(NON)	742	128,292
Masimo Corp.(NON)	17,100	2,544,822
McKesson Corp.	55,834	7,503,531
Medipal Holdings Corp. (Japan)	49,100	1,086,029
Medtronic PLC	188,700	18,377,493
Merck & Co., Inc.	213,799	17,927,046
Novartis AG (Switzerland)	57,201	5,226,725
Novo Nordisk A/S Class B (Denmark)	126,453	6,443,870
Ono Pharmaceutical Co., Ltd. (Japan)	4,900	87,995
Pfizer, Inc.	202,024	8,751,680
QIAGEN NV (Netherlands)(NON)	11,909	483,304
Quest Diagnostics, Inc.	3,735	380,260
Roche Holding AG (Switzerland)	35,954	10,115,515
Sanofi (France)	3,734	322,309
Sartorius Stedim Biotech (France)	5,673	894,722
Shionogi & Co., Ltd. (Japan)	62,200	3,591,531
Smith & Nephew PLC (United Kingdom)	31,115	673,722
Suzuken Co., Ltd. (Japan)	25,200	1,481,143
Thermo Fisher Scientific, Inc.	10,200	2,995,536
UCB SA (Belgium)	33,325	2,763,220
UnitedHealth Group, Inc.	1,644	401,152
Zimmer Biomet Holdings, Inc.	41,500	4,886,210
Zoetis, Inc.	28,389	3,221,868

		221,225,273
Insurance (2.7%)
Aflac, Inc.	120,413	6,599,837
AIA Group, Ltd. (Hong Kong)	318,600	3,444,271
Allianz SE (Germany)	27,831	6,709,087
Allstate Corp. (The)	46,328	4,711,094
American Financial Group, Inc.	12,200	1,250,134
Athene Holding, Ltd. Class A(NON)	55,154	2,374,931
Aviva PLC (United Kingdom)	783,537	4,144,393
AXA SA (France)	24,436	641,861
Baloise Holding AG (Switzerland)	14,256	2,523,496
CNP Assurances (France)	16,910	383,798
Direct Line Insurance Group PLC (United Kingdom)	120,083	505,993
Hartford Financial Services Group, Inc. (The)	89,300	4,975,796
IRB Brasil Resseguros SA (Brazil)	38,214	980,242
Legal & General Group PLC (United Kingdom)	1,180,194	4,039,230
Lincoln National Corp.	64,100	4,131,245
Loews Corp.	7,238	395,701
MetLife, Inc.	256,400	12,735,388
NN Group NV (Netherlands)	3,445	138,673
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	374,500	4,507,384
Prudential Financial, Inc.	78,800	7,958,800
Reinsurance Group of America, Inc.	11,193	1,746,444
RenaissanceRe Holdings, Ltd.	528	93,989
Sampo Oyj Class A (Finland)	5,587	263,649
Swiss Life Holding AG (Switzerland)	1,771	877,699
Unum Group	74,700	2,506,185

		78,639,320
Investment banking/Brokerage (1.0%)
Ameriprise Financial, Inc.	44,000	6,387,040
Daiwa Securities Group, Inc. (Japan)	37,600	165,097
E*Trade Financial Corp.	117,600	5,244,960
Goldman Sachs Group, Inc. (The)	26,700	5,462,820
Morgan Stanley	231,800	10,155,158
TD Ameritrade Holding Corp.	3,840	191,693

		27,606,768
Photography/Imaging (0.1%)
FUJIFILM Holdings Corp. (Japan)	65,600	3,332,752

		3,332,752
Real estate (2.3%)
AGNC Investment Corp.(R)	202,900	3,412,778
Annaly Capital Management, Inc.(R)	408,100	3,725,953
Apple Hospitality REIT, Inc.(R)	56,500	896,090
AvalonBay Communities, Inc.(R)	17,600	3,575,968
Ayala Land, Inc. (Philippines)	1,208,190	1,198,403
Brixmor Property Group, Inc.(R)	122,800	2,195,664
Brookfield Property REIT, Inc. Class A(R)	47,000	887,830
Camden Property Trust(R)	17,700	1,847,703
CBRE Group, Inc. Class A(NON)	59,000	3,026,700
Cheung Kong Property Holdings, Ltd. (Hong Kong)	541,500	4,227,113
China Overseas Land & Investment, Ltd. (China)	446,000	1,645,811
Deutsche Wohnen AG (Germany)	27,986	1,026,925
Douglas Emmett, Inc.(R)	24,800	988,032
Duke Realty Corp.(R)	76,000	2,402,360
Gaming and Leisure Properties, Inc.(R)	45,100	1,757,998
Healthcare Trust of America, Inc. Class A(R)	59,700	1,637,571
Henderson Land Development Co., Ltd. (Hong Kong)	304,700	1,681,300
Hongkong Land Holdings, Ltd. (Hong Kong)	58,900	379,929
Hudson Pacific Properties, Inc.(R)	29,300	974,811
Jones Lang LaSalle, Inc.	11,700	1,646,073
Kerry Properties, Ltd. (Hong Kong)	87,000	365,554
Liberty Property Trust(R)	28,900	1,446,156
Logan Property Holdings Co., Ltd. (China)	902,000	1,462,918
Medical Properties Trust, Inc.(R)	121,100	2,111,984
Mirvac Group (Australia)(R)	184,545	406,253
New Residential Investment Corp.(R)	158,000	2,431,620
Outfront Media, Inc.(R)	39,900	1,029,021
Persimmon PLC (United Kingdom)	126,786	3,215,406
Prologis, Inc.(R)	29,300	2,346,930
Scentre Group (Australia)(R)	643,601	1,738,039
SL Green Realty Corp.(R)	24,100	1,936,917
STORE Capital Corp.(R)	64,500	2,140,755
Sun Hung Kai Properties, Ltd. (Hong Kong)	105,000	1,783,152
Swire Properties, Ltd. (Hong Kong)	105,200	425,202
Swiss Prime Site AG (Switzerland)	3,898	340,406
Two Harbors Investment Corp.(R)	70,700	895,769
VICI Properties, Inc.(R)	122,300	2,695,492
Vonovia SE (Germany)	2,714	129,616
Weingarten Realty Investors(R)	31,400	860,988

		66,897,190
Semiconductor (0.3%)
KLA-Tencor Corp.	32,700	3,865,140
Maxim Integrated Products, Inc.	5,230	312,859
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	630,350	4,808,645
Tokyo Electron, Ltd. (Japan)	1,600	224,969

		9,211,613
Software (4.4%)
Adobe, Inc.(NON)	81,500	24,013,975
Black Knight, Inc.(NON)	28,000	1,684,200
Cadence Design Systems, Inc.(NON)	81,181	5,748,427
Electronic Arts, Inc.(NON)	12,800	1,296,128
F5 Networks, Inc.(NON)	31,789	4,629,432
Intuit, Inc.	59,186	15,467,077
Microsoft Corp.	232,256	31,113,014
NetEase, Inc. ADR (China)	6,888	1,761,744
NTT Data Corp. (Japan)	229,600	3,064,471
Oracle Corp.	495,400	28,222,938
Oracle Corp. (Japan)	4,200	307,806
Tencent Holdings, Ltd. (China)	165,700	7,496,353
Tencent Holdings, Ltd. ADR (China)	25,211	1,141,050

		125,946,615
Technology (0.1%)
SoftBank Group Corp. (Japan)	44,600	2,149,218

		2,149,218
Technology services (4.3%)
Accenture PLC Class A	8,718	1,610,825
Alibaba Group Holding, Ltd. ADR (China)(NON)	48,047	8,141,564
Alphabet, Inc. Class A(NON)	46,555	50,409,754
Capgemini SE (France)	18,685	2,323,328
Cognizant Technology Solutions Corp. Class A	12,144	769,808
eBay, Inc.	259,300	10,242,350
Facebook, Inc. Class A(NON)	13,686	2,641,398
Fair Isaac Corp.(NON)	6,500	2,041,130
Fidelity National Information Services, Inc.	5,203	638,304
Fiserv, Inc.(NON)(S)	5,000	455,800
Genpact, Ltd.	28,600	1,089,374
IBM Corp.	187,000	25,787,300
Infosys, Ltd. (India)	216,070	2,299,217
Leidos Holdings, Inc.	11,845	945,823
Naspers, Ltd. Class N (South Africa)	14,308	3,473,659
Naspers, Ltd. Class N ADR (South Africa)(S)	16,857	816,385
NEC Corp. (Japan)	17,400	685,670
Proofpoint, Inc.(NON)	11,500	1,382,875
Yahoo Japan Corp. (Japan)	167,600	492,629
Yandex NV Class A (Russia)(NON)	28,930	1,099,340
Zebra Technologies Corp. Class A(NON)	26,600	5,572,434

		122,918,967
Transportation (1.4%)
Aena SME SA (Spain)	18,262	3,619,466
Azul SA ADR (Brazil)(NON)	17,155	573,663
Central Japan Railway Co. (Japan)	20,300	4,071,929
Delta Air Lines, Inc.	197,737	11,221,575
Deutsche Lufthansa AG (Germany)	103,103	1,766,783
Deutsche Post AG (Germany)	29,546	970,946
Groupe Eurotunnel SA (France)	6,403	102,587
Japan Airlines Co., Ltd. (Japan)	121,800	3,896,521
Kyushu Railway Co. (Japan)	2,700	78,853
MTR Corp. (Hong Kong)	65,500	441,166
Norfolk Southern Corp.	41,238	8,219,971
SG Holdings Co., Ltd. (Japan)	33,900	961,964
Yangzijiang Shipbuilding Holdings, Ltd. (China)	2,631,100	2,983,135

		38,908,559
Utilities and power (2.3%)
AES Corp.	226,400	3,794,464
AGL Energy, Ltd. (Australia)	12,414	174,507
American Electric Power Co., Inc.	10,426	917,592
Canadian Utilities, Ltd. Class A (Canada)	3,161	89,214
CenterPoint Energy, Inc.	155,100	4,440,513
China Water Affairs Group, Ltd. (China)	2,160,000	2,127,278
CLP Holdings, Ltd. (Hong Kong)	147,500	1,625,132
DTE Energy Co.	4,977	636,459
E.ON SE (Germany)	347,961	3,779,011
Enagas SA (Spain)	17,085	455,960
Endesa SA (Spain)	126,920	3,263,092
Enel SpA (Italy)	799,913	5,584,829
Eni SpA (Italy)	262,564	4,360,790
Evergy, Inc.	52,000	3,127,800
Exelon Corp.	208,934	10,016,296
GenOn Energy, Inc.	388	71,004
Inter RAO UES PJSC (Russia)	19,606,850	1,407,831
Kansai Electric Power Co., Inc. (The) (Japan)	11,500	131,911
Kinder Morgan, Inc.	25,339	529,078
National Grid PLC (United Kingdom)	52,370	555,868
NRG Energy, Inc.	103,300	3,627,896
Pinnacle West Capital Corp.	37,637	3,541,265
Public Service Enterprise Group, Inc.	113,800	6,693,716
Snam SpA (Italy)	103,860	516,212
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	11,872	9,023
UGI Corp.	17,350	926,664
Vistra Energy Corp.	184,100	4,168,024

		66,571,429

Total common stocks (cost $1,685,998,716)		$1,968,978,397

CORPORATE BONDS AND NOTES (9.9%)(a)
		Principal amount	Value
Basic materials (0.6%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$255,000	$273,245
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		130,000	133,575
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		205,000	201,413
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		200,000	198,750
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		40,000	45,250
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		250,000	296,642
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		195,000	200,850
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		195,000	202,556
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		210,000	207,900
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		115,000	119,600
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		360,000	378,198
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		315,000	319,331
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		470,000	479,400
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		145,000	149,447
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		55,000	58,025
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		275,000	275,138
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		425,000	410,125
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		421,000	432,168
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		120,000	126,809
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		550,000	566,500
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		260,000	232,700
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		905,000	940,989
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		115,000	109,538
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		190,000	198,550
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		125,000	129,296
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		21,000	20,895
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		420,000	401,100
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		250,000	256,875
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		88,000	89,210
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		495,000	514,462
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		265,000	251,750
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		240,000	252,600
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		115,000	105,225
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		610,000	619,150
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		509,000	537,368
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		486,000	496,984
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		290,000	299,425
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		225,000	232,313
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		320,000	310,400
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		385,000	420,728
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		235,000	232,514
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		105,000	111,038
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		145,000	146,813
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		205,000	208,331
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		44,000	45,650
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		170,000	175,950
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		125,000	124,375
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		55,000	58,438
Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)		19,000	19,030
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		320,000	311,200
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		65,000	59,475
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		435,000	440,438
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		185,000	193,325
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		70,000	77,537
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	327,465
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		441,000	476,866
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		145,000	155,144
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		290,000	293,988
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	262,441
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		130,000	131,334
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		225,000	261,563
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		415,000	426,413
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		90,000	93,825
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		35,000	34,825
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		190,000	196,888
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		17,000	17,298
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		255,000	265,278
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		255,000	266,132
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		95,000	96,673
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		305,000	295,088
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		280,000	286,300
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		100,000	97,000
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		280,000	291,200
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		195,000	198,656
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		495,000	466,460
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	411,100
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		198,000	264,826
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		355,000	496,339
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		215,000	231,663
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		200,000	211,125

			20,254,484
Capital goods (0.6%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		355,000	352,338
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	177,225
ARD Securities Finance SARL 144A sr. notes 8.75% (8.75%), 1/31/23 (Luxembourg)(PIK)		218,287	219,924
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		430,000	453,650
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		110,000	113,667
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		76,000	76,855
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		225,000	230,018
Berry Global, Inc. 144A notes 4.50%, 2/15/26		65,000	64,025
Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19		105,000	105,708
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		100,000	108,750
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		260,000	260,325
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		370,000	379,713
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		305,000	317,200
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		90,000	91,800
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		160,000	162,616
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		135,000	138,713
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	189,750
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		235,000	237,797
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		217,000	217,000
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42		150,000	155,195
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		100,000	100,404
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		240,000	258,300
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		360,000	381,150
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	165,379
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		405,000	414,619
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	245,562
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		680,000	690,666
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		399,000	417,657
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28		298,000	325,446
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		205,000	207,819
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		535,000	549,193
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		415,000	430,563
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		565,000	595,877
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		45,000	46,744
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		225,000	231,750
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		145,000	145,000
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40		65,000	77,170
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22		560,000	564,005
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		410,000	415,125
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		155,000	161,200
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		535,000	531,849
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		320,000	318,400
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		405,000	426,769
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		200,000	206,500
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		40,000	40,460
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		355,000	357,663
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		129,000	130,451
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		415,000	436,788
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	488,878
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		1,920,000	1,913,802
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		135,000	129,263
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		95,000	91,675
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		265,000	275,862
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20		212,000	217,133

			16,041,391
Communication services (1.0%)
Altice Luxembourg SA 144A sr. unsec. notes 10.50%, 5/15/27 (Luxembourg)		255,000	262,013
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,340,000	1,329,352
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)		505,000	514,747
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		1,065,000	1,126,840
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		1,273,000	1,324,779
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		270,000	268,113
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29		120,000	129,250
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		547,000	577,640
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		56,000	57,838
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		330,000	345,362
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		455,000	475,475
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29(FWC)		720,000	743,400
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		450,000	471,938
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		942,000	1,109,966
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		283,000	307,237
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		105,000	110,795
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		179,000	188,758
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		73,000	76,980
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		569,000	595,989
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		120,000	117,024
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		35,000	47,466
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		420,000	439,696
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		175,000	181,122
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		595,000	557,640
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		195,000	169,650
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		200,000	203,745
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		250,000	259,636
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	328,504
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		166,000	176,101
Crown Castle International Corp. sr. unsec. unsub. bonds 4.45%, 2/15/26(R)		20,000	21,573
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		340,000	351,798
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		513,000	532,879
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		138,000	147,315
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		200,000	216,380
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		620,000	680,636
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		410,000	410,000
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	280,795
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		200,000	113,500
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		720,000	681,300
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		829,000	888,663
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		75,000	79,406
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		635,000	393,700
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		335,000	324,950
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		580,000	513,300
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		12,000	12,510
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		505,000	516,363
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		200,000	202,492
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20		685,000	700,601
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		1,155,000	1,197,753
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		52,000	55,640
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	242,195
SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		250,000	256,250
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		530,000	544,734
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		87,000	90,263
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		418,000	454,053
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		589,000	625,813
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		120,938	120,969
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		90,000	93,465
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		60,000	61,350
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		45,000	48,150
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		75,000	76,688
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		235,000	241,780
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		100,000	102,375
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	264,991
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		965,000	1,019,101
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55		310,000	351,570
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	371,388
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		2,125,000	2,354,917
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		367,000	384,433
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		395,000	412,281
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)		435,000	470,230
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		150,000	152,582

			29,558,188
Conglomerates (0.1%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		2,780,000	2,773,278

			2,773,278
Consumer cyclicals (1.3%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		240,000	244,216
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		710,000	746,329
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		412,000	415,685
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		110,000	97,900
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		220,000	196,900
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		110,000	101,893
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		65,000	67,763
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		135,000	139,725
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		405,000	411,124
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		321,000	345,547
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21		100,000	101,925
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.80%, 4/11/26		115,000	115,881
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		710,000	704,379
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		110,000	115,638
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		125,000	129,063
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		80,000	84,630
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		197,000	200,694
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		215,000	220,913
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29		535,000	566,737
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		548,000	531,655
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		247,000	255,337
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		57,000	59,644
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		119,000	120,785
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		70,000	70,875
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		380,000	387,125
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		165,000	179,025
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		555,000	514,763
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		370,000	371,156
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		250,000	256,801
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	756,981
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		40,000	43,700
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		80,000	83,600
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		245,000	254,800
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		275,000	289,781
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		145,000	149,060
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		802,000	808,706
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		137,000	141,212
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	55,827
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		405,000	439,425
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		155,000	160,921
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,330,000	1,374,488
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		410,000	416,988
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		350,000	361,620
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		395,000	429,793
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		130,207	138,182
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		258,500	270,784
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		110,000	120,038
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,694,000	1,816,816
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		60,000	61,950
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,360,000	1,485,252
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		60,000	60,075
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		355,000	351,894
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		500,000	536,250
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		365,000	374,928
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		135,000	130,613
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		155,000	152,094
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		875,000	866,133
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		70,000	76,738
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		255,000	261,375
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		230,000	241,788
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		150,000	154,313
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		195,000	204,506
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		155,000	161,394
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		90,000	94,500
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		340,000	360,784
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		165,000	178,200
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		485,000	508,038
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		310,000	321,148
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		90,000	92,138
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		140,000	137,550
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		410,000	408,975
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	398,958
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		120,000	124,050
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		65,000	66,872
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		175,000	172,813
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		172,000	174,365
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		140,000	145,950
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		135,000	138,713
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		288,000	342,720
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		380,000	410,400
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		200,000	206,935
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25		110,000	111,307
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		70,000	61,338
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		330,000	339,405
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		320,000	325,600
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		240,000	264,463
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		185,000	189,163
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		447,000	468,791
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		330,000	346,497
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		130,000	132,925
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		157,000	161,867
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,275,000	1,295,719
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		330,000	343,200
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		415,000	421,484
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		3,000	3,068
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		85,000	87,550
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		340,000	351,900
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,045,000	1,058,063
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	19,850
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		215,000	211,775
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23		505,000	527,246
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		45,000	44,325
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		240,000	247,728
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		115,000	117,001
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21		80,000	81,177
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. bonds 7.75%, 12/1/45		1,225,000	2,048,885
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		270,000	256,838
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21		210,000	216,332
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		238,000	235,025
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		325,000	275,438
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		195,000	198,900
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		70,000	72,268
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		165,000	162,938
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		195,000	204,263
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		485,000	486,819

			36,638,390
Consumer staples (0.4%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		310,000	312,325
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		80,000	80,200
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		215,000	217,419
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		205,000	218,838
Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19		5,000	5,031
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26		480,000	504,698
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		197,000	241,425
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		235,000	266,773
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25		197,000	213,395
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		350,000	352,823
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		285,000	289,988
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		130,000	132,236
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		755,000	755,944
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		395,000	357,969
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		8,843	9,829
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		146,990	155,995
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		20,000	21,647
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		80,000	82,200
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		470,000	496,502
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		308,000	420,683
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	273,121
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		190,000	129,200
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		115,000	119,025
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		320,000	336,000
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		405,000	417,150
IAA, Inc. 144A sr. unsec. notes 5.50%, 6/15/27		45,000	46,800
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		315,000	322,088
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		1,112,000	1,217,414
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		152,000	162,904
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		200,000	209,748
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		200,000	206,750
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		145,000	148,625
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		672,000	698,880
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		60,000	62,175
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		345,000	361,353
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		210,000	216,563
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		385,000	426,241
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		115,000	130,703
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		215,000	213,674
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		370,000	312,188
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		25,000	25,238
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21		240,000	244,728

			11,416,488
Energy (1.0%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		60,000	63,375
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		55,000	53,086
Antero Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/1/25		55,000	50,738
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		126,000	124,425
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		178,000	170,880
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		51,000	51,757
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		300,000	302,250
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		214,000	226,551
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		135,000	123,188
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		110,000	105,050
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		270,000	275,143
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		24,000	26,141
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		400,000	413,324
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		322,000	322,084
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.366%, 9/19/19 (United Kingdom)		435,000	434,255
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		80,000	76,400
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		162,000	122,108
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		195,000	229,613
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		475,000	529,031
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		930,000	1,010,213
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		90,000	79,313
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		195,000	180,863
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		15,000	14,063
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21		64,000	64,056
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		230,000	176,525
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		145,000	150,041
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		44,000	44,361
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		430,000	309,600
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		275,000	295,625
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		217,000	213,745
Denbury Resources, Inc. 144A company guaranty sub. notes 7.75%, 2/15/24		90,000	74,700
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		385,000	404,731
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		370,000	390,813
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		1,273,000	1,417,058
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.50%, 6/1/27		110,000	122,961
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		1,335,000	1,248,225
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		155,000	175,617
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		215,000	227,188
Ensco Rowan PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		190,000	141,550
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		50,000	54,448
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		415,000	419,866
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		170,000	151,725
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		650,000	617,131
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		110,000	137,127
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		580,000	585,515
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21		328,000	328,909
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		425,000	437,219
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		445,000	463,356
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		300,000	269,250
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		45,000	42,750
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		105,000	100,013
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		150,000	150,750
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		360,000	319,050
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		35,000	32,725
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		185,000	197,950
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		110,000	107,250
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		110,000	83,875
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		140,000	120,445
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		75,000	74,625
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		157,000	156,608
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		215,000	208,013
Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		490,000	506,870
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	417,179
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		525,000	600,600
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		1,924,000	2,113,995
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		324,000	347,085
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		240,000	254,700
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		44,000	46,695
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		515,000	77,250
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		169,000	145,355
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		749,000	758,691
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		167,000	163,234
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		330,000	319,275
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		72,000	76,060
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		40,000	38,200
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		140,000	138,006
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		405,000	426,350
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	172,374
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		216,000	236,834
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		90,000	57,825
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		175,000	122,063
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		80,000	8
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		179,000	18
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		565,000	577,774
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		110,000	109,934
Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.875%, 5/10/21 (Netherlands)		219,000	218,030
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		85,000	78,625
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		105,000	96,338
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		145,000	135,938
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		128,000	127,040
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		190,000	193,772
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		195,000	197,194
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		600,000	601,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		70,000	77,608
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		115,000	125,494
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)		246,000	248,837
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		660,000	633,862
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		165,375	170,336
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		130,000	137,394
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		190,000	190,238
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		115,000	97,750
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		9,000	9,585
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		195,000	206,193
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27		70,000	73,508
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		130,000	127,400
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		110,000	106,081
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		230,000	327,372
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		11,000	14,503
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		155,000	176,700
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		205,000	212,944
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		60,000	62,550

			27,852,414
Financials (2.8%)
ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)		420,000	420,612
AIG Global Funding 144A sr. notes 2.15%, 7/2/20		540,000	538,509
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21		15,000	15,009
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		1,025,000	1,098,459
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		405,000	407,077
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		165,000	167,145
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		130,000	133,211
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		407,000	537,936
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20		101,000	104,615
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		535,000	591,791
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		387,000	495,360
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		775,000	781,869
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)		900,000	898,614
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	220,750
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		305,000	345,602
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	212,092
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	434,361
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		465,000	502,200
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		75,000	82,688
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22		534,000	544,291
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		1,055,000	1,080,945
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20		115,000	114,648
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,312,157
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		490,000	497,556
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		100,000	101,411
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		685,000	693,758
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		505,000	505,605
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		1,020,000	1,019,426
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	100,860
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		215,000	220,812
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		325,000	350,153
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		970,000	1,022,349
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		190,000	205,874
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19		170,000	172,188
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		489,000	525,993
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		190,000	199,540
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		236,000	260,516
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		339,000	368,992
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		87,000	92,981
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		1,247,000	1,367,024
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		87,000	92,313
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,422,000	1,481,893
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		835,000	837,939
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		323,000	341,723
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21		426,000	430,418
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	271,455
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		315,000	339,382
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		160,000	173,114
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20		1,175,000	1,173,954
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	227,325
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		255,000	274,763
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	596,922
Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)		985,000	984,630
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,610,000	1,608,386
Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)		350,000	448,879
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		85,000	88,294
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		115,000	120,894
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		490,000	508,375
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		795,000	819,568
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		730,000	731,891
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		725,000	785,961
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	134,475
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		200,000	204,750
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		955,000	1,006,921
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		385,000	407,237
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		156,000	154,440
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		230,000	246,896
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		195,000	167,700
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		195,000	165,750
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	208,650
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		130,000	140,589
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		170,000	178,075
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		865,000	927,720
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		1,285,000	1,343,076
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		1,900,000	1,901,824
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19		930,000	930,345
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		122,000	158,709
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22		100,000	107,228
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		523,000	499,286
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		110,000	109,997
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		130,000	135,473
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		255,000	258,506
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		345,000	362,158
Huntington National Bank (The) sr. unsec. notes 2.717%, 3/10/20		640,000	639,714
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		155,000	161,006
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		150,000	153,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		174,000	175,740
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6.25%, 5/15/26		95,000	96,306
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		225,000	248,746
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		146,000	159,013
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		100,000	102,500
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		100,000	102,375
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		149,000	160,521
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		704,000	712,145
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,485,000	1,575,571
JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20		500,000	499,847
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,391,173
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21		285,000	286,406
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	177,888
KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		355,000	371,554
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		215,000	224,479
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		200,000	209,224
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		345,000	353,194
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		305,000	306,843
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)		985,000	990,624
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		940,000	938,263
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		212,000	233,899
Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19		307,000	306,441
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		155,000	158,100
Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19		523,000	522,351
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		100,000	107,750
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		90,000	89,325
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	270,616
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		470,000	523,157
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		1,365,000	1,432,617
Morgan Stanley sr. unsec. unsub. notes 2.75%, 5/19/22		275,000	277,885
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		860,000	860,984
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.141%, 12/9/19 (Australia)		725,000	727,015
National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)		1,180,000	1,178,407
National Australia Bank, Ltd./New York sr. unsec. notes 2.875%, 4/12/23 (Australia)		250,000	253,476
National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)		725,000	727,651
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		65,000	65,975
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		200,000	203,500
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		310,000	310,471
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		155,000	148,457
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)		365,000	364,018
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20		570,000	568,547
Protective Life Global Funding 144A notes 2.262%, 4/8/20		520,000	519,141
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		295,000	277,300
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		171,000	180,619
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		378,000	392,648
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		365,000	367,110
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		1,095,000	1,093,919
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	311,074
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		205,000	210,125
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		215,000	229,523
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		280,000	290,538
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		355,000	375,749
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.372%, 3/11/20 (Sweden)		3,655,000	3,653,074
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		110,000	120,519
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	126,000
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		210,000	229,946
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		265,000	267,650
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		1,060,000	1,056,818
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		255,000	276,487
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		225,000	212,625
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		507,000	516,662
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22		658,000	665,034
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		630,000	629,495
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)		1,045,000	1,050,188
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		508,000	541,230
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	220,751
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		245,000	242,550
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		400,000	422,500
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		440,000	476,850
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		1,453,000	1,457,779
Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)		220,000	222,108
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		2,530,000	2,528,059
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		245,000	243,150
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		350,000	345,310

			79,952,731
Health care (0.8%)
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20		820,000	819,922
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		310,000	277,450
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		121,000	123,543
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)		270,000	280,199
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	251,180
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20		345,000	349,407
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		347,000	341,644
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		265,000	158,338
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		240,000	268,512
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		265,000	290,838
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	235,000	270,489
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$75,000	78,188
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		200,000	223,460
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		215,000	223,600
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		105,000	108,806
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		340,000	347,215
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		270,000	286,902
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		90,000	93,263
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		85,000	89,333
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		157,000	163,936
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		465,000	479,964
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		185,000	193,684
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24		785,000	803,385
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		245,000	256,638
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		180,000	183,825
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		105,000	110,381
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		935,000	899,938
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		447,000	301,725
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	110,653
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		197,000	147,258
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23		672,000	699,642
Cigna Holding Co. sr. unsec. unsub. notes 4.50%, 3/15/21		235,000	241,555
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,097,000	1,144,362
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23		320,000	330,927
Eagle Holding Co II, LLC 144A unsec. notes 7.75%, 5/15/22(PIK)		65,000	65,488
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.90%, 8/28/28		1,360,000	1,518,867
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		310,000	207,700
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		220,000	243,586
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		400,000	411,192
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		240,000	256,417
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		235,000	256,018
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		48,000	52,920
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		125,000	126,719
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		180,000	186,300
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		125,000	83,750
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		145,000	149,806
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	417,798
Merck & Co., Inc. sr. unsec. unsub. notes 1.85%, 2/10/20		57,000	56,862
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		140,000	145,600
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		55,000	55,825
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	715,967
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		227,000	216,785
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		225,000	221,063
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		305,000	314,650
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21		494,000	492,766
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	615,356
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	336,800
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		270,000	275,738
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		445,000	457,794
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		435,000	438,798
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		305,000	307,982
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		105,000	106,313
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		145,000	146,813
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		174,000	179,122
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		400,000	419,500
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		115,000	119,025
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		300,000	275,813
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	188,625
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21		310,000	320,168
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	257,608
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	801,497
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.15%, 6/15/21		750,000	763,353
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		136,000	138,079
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		245,000	248,273
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		130,000	135,525
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		85,000	90,100
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		335,000	356,990

			24,125,513
Technology (0.8%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21		494,000	508,828
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		305,000	297,009
Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20		515,000	516,482
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		655,000	736,333
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		150,000	158,633
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		275,000	283,281
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21		70,000	71,024
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		262,000	298,611
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	332,948
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		305,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		395,000	342,663
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		785,000	769,223
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		705,000	669,281
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		300,000	301,890
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21		328,000	328,188
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		105,000	107,625
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		70,000	71,838
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,611,000	1,777,226
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		250,000	263,932
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		187,000	236,087
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		115,000	121,469
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		697,000	740,459
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		60,000	60,711
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		218,000	237,695
First Data Corp. 144A notes 5.75%, 1/15/24		400,000	411,250
First Data Corp. 144A sr. notes 5.375%, 8/15/23		180,000	183,240
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		180,000	185,019
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		510,000	552,116
Google, LLC sr. unsec. notes 3.375%, 2/25/24		335,000	353,844
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		390,000	385,838
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		78,000	71,565
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		255,000	259,488
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		333,000	432,253
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		835,000	870,698
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	934,702
Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41		60,000	78,314
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		194,000	209,682
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		84,000	84,882
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		1,650,000	1,635,951
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		16,000	16,171
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		550,000	552,516
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		355,000	358,651
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19		1,875,000	1,875,129
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		130,000	129,350
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		175,000	185,203
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		660,000	711,570
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		130,000	140,563
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		160,000	166,200
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		470,000	484,100
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		375,000	366,660
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		125,000	126,795
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		945,000	927,093

			21,920,279
Transportation (—%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	251,493
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		44,233	45,153
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		45,000	45,282
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	112,892
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		210,000	219,567
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		356,000	361,340

			1,035,727
Utilities and power (0.5%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		435,000	451,313
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		470,000	495,850
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		59,000	59,885
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		105,000	107,888
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		510,000	558,983
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		465,000	540,133
Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48		355,000	363,043
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36		7,000	9,367
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		240,000	238,200
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		145,000	147,538
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		34,000	34,850
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		30,000	33,749
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	139,962
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20		390,000	388,854
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	451,389
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		385,000	413,299
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		5,000	6,750
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		210,000	228,243
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		700,000	725,043
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		865,000	1,027,729
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 6 Month + 6.50%), 9.044%, 12/1/23		31,001	30,730
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		240,000	248,437
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		255,000	282,590
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		270,000	274,071
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		155,000	159,238
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		625,000	635,772
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		157,000	214,960
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		235,000	305,234
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		200,000	188,000
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		185,000	203,731
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		210,000	228,113
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		100,000	107,250
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		828,000	861,520
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		440,000	452,038
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		240,000	256,200
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		205,000	205,937
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	57,151
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	422,507
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		170,000	177,338
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		15,000	15,374
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	95,308
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		90,000	360
Toledo Edison Co. (The) sr. mtge. bonds 7.25%, 5/1/20		20,000	20,627
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		135,000	145,125
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		150,000	155,438
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		447,000	453,151
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		463,000	465,724
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		135,000	142,931
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		295,000	311,594

			13,538,517

Total corporate bonds and notes (cost $277,101,099)			$285,107,400

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.3%)
Government National Mortgage Association Pass-Through Certificates
5.00%, 5/20/49	$30,966	$33,196
4.70%, with due dates from 5/20/67 to 8/20/67	217,759	243,075
4.627%, 6/20/67	102,875	114,320
4.508%, 3/20/67	98,370	108,576
4.50%, with due dates from 5/20/49 to 5/20/49	93,876	99,665
4.00%, with due dates from 3/15/46 to 3/20/46	831,187	867,771
3.50%, TBA, 7/1/49	4,000,000	4,131,875
3.50%, with due dates from 7/20/47 to 11/20/47	30,535,457	31,587,705

		37,186,183
U.S. Government Agency Mortgage Obligations (4.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 5/1/48(FWC)	615,695	645,102
3.00%, with due dates from 2/1/47 to 1/1/48	19,194,834	19,421,600
Federal National Mortgage Association Pass-Through Certificates
4.50%, with due dates from 2/1/39 to 4/1/39	51,908	55,735
4.00%, with due dates from 6/1/48 to 1/1/57	2,931,559	3,058,619
3.50%, 6/1/56	2,318,843	2,409,472
3.00%, with due dates from 12/1/31 to 11/1/48	29,023,672	29,523,002
Uniform Mortgage Backed Securities
6.00%, TBA, 8/1/49	5,000,000	5,469,531
6.00%, TBA, 7/1/49	5,000,000	5,473,438
4.00%, TBA, 8/1/49	18,000,000	18,603,280
4.00%, TBA, 7/1/49	30,000,000	31,005,468
3.50%, TBA, 7/1/49	3,000,000	3,067,266
3.00%, TBA, 7/1/49	8,000,000	8,068,125
3.00%, TBA, 7/1/34	6,000,000	6,116,719

		132,917,357

Total U.S. government and agency mortgage obligations (cost $168,799,314)		$170,103,540

MORTGAGE-BACKED SECURITIES (1.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.5%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.104%, 10/25/27 (Bermuda)	$375,078	$376,953
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.754%, 8/25/28 (Bermuda)	463,000	463,833
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 4.104%, 11/25/28	660,000	653,400
Federal Home Loan Mortgage Corporation
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.018%, 11/15/35	51,638	79,730
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.374%, 12/15/36	28,296	39,841
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.677%, 3/15/35	41,436	54,330
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.826%, 6/15/34	37,729	44,111
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.554%, 11/25/28	429,400	480,639
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.154%, 10/25/24	245,017	266,023
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 7.054%, 10/25/28	2,320,000	2,535,246
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 6.154%, 9/25/24	250,000	272,495
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 5.254%, 4/25/28	1,184,150	1,204,863
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.556%, 3/15/41	1,180,839	201,274
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.354%, 5/25/25	158,368	160,654
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	1,512	1,218
Ser. 1208, Class F, PO, zero %, 2/15/22	81	78
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 7.104%, 4/25/28	540,000	600,034
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 25.474%, 7/25/36	13,686	23,829
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.751%, 3/25/36	25,174	40,527
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.384%, 6/25/37	42,466	64,721
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.037%, 8/25/35	27,976	36,850
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 9.354%, 8/25/28	621,968	700,629
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 9.154%, 8/25/28	1,249,148	1,398,496
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.404%, 9/25/28	1,460,433	1,615,155
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.404%, 7/25/25	513,152	548,422
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.304%, 11/25/24	250,476	276,400
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%, 1/25/29	460,000	491,630
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.404%, 5/25/25	87,581	91,860
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.304%, 7/25/24	289,562	300,155
FRB Ser. 01-50, Class B1, IO, 0.38%, 10/25/41(WAC)	416,895	1,791
FRB Ser. 02-W8, Class 1, IO, 0.306%, 6/25/42(WAC)	308,475	2,494
Ser. 01-79, Class BI, IO, 0.283%, 3/25/45(WAC)	196,940	1,669
Ser. 03-34, Class P1, PO, zero %, 4/25/43	12,226	10,147
Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,535,812	293,724
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	447,287	94,917
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	83,545	8,766
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	96,373	18,334
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.667%, 6/20/43	1,212,563	195,996
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	2,696,028	279,255
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,423,596	110,756
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	2,054,035	118,374
Ser. 15-H25, Class BI, IO, 1.905%, 10/20/65(WAC)	4,724,262	428,963
Ser. 15-H26, Class EI, IO, 1.734%, 10/20/65(WAC)	2,576,645	225,456
Ser. 15-H24, Class BI, IO, 1.618%, 8/20/65(WAC)	5,229,518	224,514
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.83%, 10/25/28 (Bermuda)	341,000	342,350

		15,380,902
Commercial mortgage-backed securities (0.9%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.402%, 1/15/49(WAC)	235,451	164
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	791,041	8
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.597%, 11/10/41(WAC)	95,777	22
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	878,894	9
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	1,462	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.809%, 3/11/39(WAC)	248,070	176,092
FRB Ser. 06-PW11, Class C, 5.809%, 3/11/39 (In default)(NON)(WAC)	134,162	16,941
FRB Ser. 06-PW14, Class X1, IO, 0.501%, 12/11/38(WAC)	171,713	1,762
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.728%, 12/11/49(WAC)	7,237	79
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.272%, 4/15/44(WAC)	369,000	386,019
FRB Ser. 11-C2, Class D, 5.939%, 12/15/47(WAC)	154,000	160,115
FRB Ser. 11-C2, Class E, 5.939%, 12/15/47(WAC)	562,000	564,156
Citigroup Commercial Mortgage Trust
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	274,000	294,379
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	431,000	458,294
FRB Ser. 14-GC21, Class XA, IO, 1.348%, 5/10/47(WAC)	3,719,268	179,955
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.939%, 9/10/45(WAC)	4,490,602	205,575
FRB Ser. 06-C5, Class XC, IO, 0.723%, 10/15/49(WAC)	2,642,689	112
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.891%, 7/15/47(WAC)	354,000	373,148
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	408,000	438,717
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	341,000	352,005
FRB Ser. 14-CR17, Class XA, IO, 1.151%, 5/10/47(WAC)	6,490,406	265,360
FRB Ser. 13-CR11, Class XA, IO, 1.101%, 8/10/50(WAC)	7,433,460	259,807
FRB Ser. 14-UBS6, Class XA, IO, 1.088%, 12/10/47(WAC)	6,449,317	253,839
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.287%, 7/10/46(WAC)	781,000	804,546
FRB Ser. 06-C8, Class XS, IO, 0.698%, 12/10/46(WAC)	2,321,206	95
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.654%, 2/15/40(WAC)	2,837,364	14,695
FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49(WAC)	1,230,704	2
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.214%, 5/15/38(WAC)	49,966	883
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.936%, 4/15/50(WAC)	778,000	736,477
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.512%, 8/10/44(WAC)	1,505,000	1,564,982
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.27%, 12/10/49(WAC)	6,305,611	3,488
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.848%, 6/10/47(WAC)	652,000	683,893
FRB Ser. 13-GC10, Class XA, IO, 1.657%, 2/10/46(WAC)	4,805,057	272,831
FRB Ser. 14-GC22, Class XA, IO, 1.144%, 6/10/47(WAC)	7,987,481	272,014
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43(WAC)	346,000	351,120
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)	40,000	40,994
FRB Ser. 11-GC3, Class C, 5.825%, 3/10/44(WAC)	406,000	423,227
FRB Ser. 11-GC3, Class D, 5.825%, 3/10/44(WAC)	724,000	755,791
FRB Ser. 13-GC16, Class D, 5.488%, 11/10/46(WAC)	377,000	405,362
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	472,000	496,203
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.709%, 9/15/47(WAC)	653,000	668,478
FRB Ser. 13-C17, Class XA, IO, 0.931%, 1/15/47(WAC)	7,033,934	218,052
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	297,000	302,489
FRB Ser. 13-LC11, Class XA, IO, 1.403%, 4/15/46(WAC)	13,662,694	614,821
FRB Ser. 06-CB17, Class X, IO, 0.858%, 12/12/43(WAC)	327,181	4,343
FRB Ser. 07-LDPX, Class X, IO, 0.324%, 1/15/49(WAC)	1,382,779	14
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	2,851,717	3,174
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.32%, 5/15/45(WAC)	943,000	889,870
FRB Ser. 13-C16, Class D, 5.195%, 12/15/46(WAC)	257,000	270,934
FRB Ser. 12-C8, Class D, 4.805%, 10/15/45(WAC)	458,000	465,908
FRB Ser. 12-LC9, Class D, 4.529%, 12/15/47(WAC)	165,000	169,704
FRB Ser. 05-CB12, Class X1, IO, 0.513%, 9/12/37(WAC)	92,121	256
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.482%, 2/15/40(WAC)	25,683	3
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.775%, 9/15/39(WAC)	2,023,381	21,676
FRB Ser. 05-C5, Class XCL, IO, 0.624%, 9/15/40(WAC)	258,692	435
FRB Ser. 05-C7, Class XCL, IO, 0.507%, 11/15/40(WAC)	166,384	19
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.273%, 4/20/48(WAC)	1,044,000	1,028,424
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.01%, 8/12/39(WAC)	44,465	3
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	74,377	2
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)	1,772	17
FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45(WAC)	9,703	64
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.655%, 8/15/47(WAC)	708,000	722,622
Ser. 14-C18, Class C, 4.625%, 10/15/47(WAC)	309,000	325,737
Ser. 12-C6, Class AS, 3.476%, 11/15/45	667,000	686,354
FRB Ser. 14-C17, Class XA, IO, 1.278%, 8/15/47(WAC)	4,239,307	180,344
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.762%, 11/15/45(WAC)	450,000	466,172
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	93,185	25,594
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.282%, 7/15/49(WAC)	231,000	236,347
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.217%, 12/15/50(WAC)	4,185,848	282,529
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.728%, 5/10/45(WAC)	334,000	352,493
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.198%, 8/10/49(WAC)	284,000	297,066
FRB Ser. 12-C4, Class XA, IO, 1.783%, 12/10/45(WAC)	5,057,565	223,431
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.478%, 11/15/48(WAC)	969,198	29
FRB Ser. 07-C34, IO, 0.123%, 5/15/46(WAC)	578,139	6
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.421%, 7/15/46(WAC)	319,000	337,559
FRB Ser. 13-LC12, Class C, 4.421%, 7/15/46(WAC)	408,000	414,196
FRB Ser. 14-LC16, Class XA, IO, 1.314%, 8/15/50(WAC)	10,864,624	445,450
FRB Ser. 16-LC25, Class XA, IO, 1.152%, 12/15/59(WAC)	2,586,986	130,849
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.421%, 7/15/46(WAC)	655,000	606,650
WF-RBS Commercial Mortgage Trust
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	315,000	335,673
Ser. 13-C11, Class AS, 3.311%, 3/15/45	291,000	297,508
FRB Ser. 14-C24, Class XA, IO, 1.013%, 11/15/47(WAC)	9,822,279	325,363
FRB Ser. 14-C22, Class XA, IO, 0.974%, 9/15/57(WAC)	22,010,889	770,733
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44(WAC)	819,000	760,824
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44(WAC)	796,000	817,408
FRB Ser. 13-C15, Class D, 4.622%, 8/15/46(WAC)	437,000	355,158
FRB Ser. 12-C9, Class XA, IO, 2.065%, 11/15/45(WAC)	3,861,848	225,918
FRB Ser. 12-C10, Class XA, IO, 1.703%, 12/15/45(WAC)	3,867,474	173,905
FRB Ser. 12-C9, Class XB, IO, 0.876%, 11/15/45(WAC)	10,038,000	224,610

		25,892,375
Residential mortgage-backed securities (non-agency) (0.5%)
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	243,904	248,477
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 3.058%, 4/20/35	570,000	548,830
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.921%, 5/25/35(WAC)	459,812	475,176
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.444%, 6/25/46	973,894	891,290
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 2.754%, 8/1/36	242,450	157,098
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.713%, 11/20/35	559,732	533,824
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.594%, 8/25/46	1,207,857	1,065,899
FRB Ser. 05-27, Class 1A1, 2.585%, 8/25/35(WAC)	184,892	157,626
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 2.563%, 2/20/47	439,675	345,836
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.654%, 7/25/29	250,000	264,087
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.054%, 1/25/49	99,000	100,843
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.304%, 10/25/28	816,840	897,182
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.104%, 4/25/28	931,649	1,030,825
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.954%, 4/25/28	1,518,814	1,649,439
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.704%, 2/25/25	151,397	161,208
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%, 4/25/29	50,000	54,107
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.404%, 5/25/25	133,563	142,006
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.704%, 8/25/31	120,000	121,170
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 3.204%, 2/25/34	515,323	507,243
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.453%, 2/25/35(WAC)	190,145	197,425
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 3.229%, 8/25/34	142,156	143,577
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.253%, 8/26/47(WAC)	160,000	158,157
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 3.529%, 10/25/33	216,740	219,078
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.454%, 10/25/34	410,000	408,782
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.254%, 5/25/47	796,265	661,159
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.564%, 4/25/36	92,010	91,854
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.993%, 10/25/35(WAC)	655,493	655,352
FRB Ser. 07-HY2, Class 1A1, 3.824%, 12/25/36(WAC)	313,201	306,795
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.364%, 7/25/45	268,752	266,951
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 3.324%, 10/25/44	478,963	476,385
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 2.804%, 8/25/45	403,353	400,651

		13,338,332

Total mortgage-backed securities (cost $54,965,452)		$54,611,609

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)	$250,000	$192,813
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)	1,935,000	1,618,144
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)	185,000	140,138
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)	525,000	550,061
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 4/7/26 (Brazil)	920,000	1,059,150
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)	390,000	410,475
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)	400,000	293,500
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)	153,333	145,475
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)	944,000	786,541
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	820,000	855,089
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)	675,000	523,969
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)	189,000	164,430
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	925,000	1,005,947
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	200,000	217,245
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	690,000	735,701
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	285,000	289,280
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	375,000	348,750
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	350,000	353,063
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,141,000	1,330,202
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)	600,000	621,000
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	275,000	266,063
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	360,000	369,067
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)	865,000	905,184
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	460,000	123,625
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	745,000	199,288

Total foreign government and agency bonds and notes (cost $13,850,920)		$13,504,200

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.254%, 11/25/51	$314,000	$314,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.204%, 6/25/52	1,275,000	1,275,000
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 6/24/20	1,293,000	1,293,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 2/24/20	2,129,000	2,129,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 9/24/19	1,945,000	1,945,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 7/24/19	2,117,000	2,117,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	570,000	572,850
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 3.004%, 1/25/46	978,461	969,163

Total asset-backed securities (cost $10,617,525)		$10,615,013

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	12/16/21	$0.00	64,882	$1,666,059
Guangzhou Baiyun International Airport 144A (China)	4/10/20	0.00	511,600	1,355,666
Jarir Marketing Co. 144A (Saudi Arabia)	1/20/22	0.00	26,895	1,184,736
National Bank of Kuwait SAKP 144A (Kuwait)	1/16/20	0.00	513,216	1,647,030
Saudi Co. For Hardware CJSC 144A (Saudi Arabia)	1/20/22	0.00	62,663	1,134,542
United International Transportation Co. 144A (Saudi Arabia)	12/9/21	0.00	94,967	836,920

Total warrants (cost $7,263,844)				$7,824,953

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.723%, 12/15/24	$334,641	$319,749
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.787%, 6/21/24	431,200	417,509
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.152%, 12/31/22	160,000	152,267
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	88,785	87,120
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.00%, 4/16/21	84,717	84,479
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.152%, 3/31/24	123,590	122,749
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.579%, 5/1/26	44,654	44,700
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	263,642	230,687
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.592%, 10/16/23	130,662	114,983
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 5/25/25	434	430
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	537,939	536,595
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.421%, 10/25/23	154,034	131,891
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.576%, 11/3/23	53,756	49,456
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.047%, 9/7/23	176,928	147,661
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.438%, 2/28/26	170,000	144,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	167,800	154,376
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.402%, 3/28/25	339,826	323,769
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.541%, 3/18/26	355,000	333,345

Total senior loans (cost $3,574,508)		$3,396,266

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	7,578	$242,824
Nine Point Energy 6.75% cv. pfd.(F)	34	6,800

Total convertible preferred stocks (cost $172,507)		$249,624

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,720	$175,594

Total preferred stocks (cost $168,119)		$175,594

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 73.00	$23,093,514	AUD	32,894,400	$161,470

Total purchased options outstanding (cost $277,963)					$161,470

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$120,000	$116,662

Total convertible bonds and notes (cost $112,142)		$116,662

SHORT-TERM INVESTMENTS (14.8%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 2.506%, 8/27/19		$12,500,000	$12,452,292
Barclays Bank PLC CCP asset backed commercial paper 2.557%, 8/21/19		13,000,000	12,950,704
Chariot Funding, LLC asset backed commercial paper 2.395%, 9/13/19		12,500,000	12,438,400
Federal Home Loan Banks unsec. discount notes commercial paper 2.359%, 8/28/19		12,000,000	11,957,272
International Business Machines Corp. commercial paper 2.526%, 7/16/19		10,000,000	9,988,350
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.394%, 9/10/19		12,500,000	12,440,748
Nationwide Building Society commercial paper 2.435%, 7/8/19		250,000	249,832
NRW.Bank commercial paper 2.546%, 7/10/19		12,500,000	12,490,366
Old Line Funding, LLC asset backed commercial paper 2.550%, 8/5/19		9,750,000	9,726,154
Putnam Cash Collateral Pool, LLC 2.51%(AFF)	Shares	11,083,498	11,083,498
Putnam Short Term Investment Fund 2.46%(AFF)	Shares	238,256,489	238,256,489
Regency Markets No. 1, LLC asset backed commercial paper 2.456%, 7/10/19		$13,000,000	12,989,470
Simon Property Group LP commercial paper 2.474%, 8/19/19		13,000,000	12,955,178
Skandinaviska Enskilda Banken AB commercial paper 2.515%, 7/15/19		10,000,000	9,988,950
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(P)	Shares	235,000	235,000
Toronto-Dominion Bank (The) commercial paper 2.511%, 8/6/19		$7,750,000	7,729,791
Total Capital Canada, Ltd. commercial paper 2.516%, 7/23/19		12,500,000	12,479,532
U.S. Treasury Bills 2.464%, 7/18/19(SEG)(SEGSF)(SEGCCS)		1,295,000	1,293,745
U.S. Treasury Bills 2.473%, 7/25/19(SEG)(SEGSF)(SEGCCS)		3,914,001	3,908,912
U.S. Treasury Bills 2.421%, 8/8/19(SEG)(SEGSF)(SEGCCS)		7,888,000	7,870,838
U.S. Treasury Bills 2.374%, 8/15/19(SEG)(SEGCCS)		801,001	798,905
U.S. Treasury Bills 2.459%, 8/1/19(SEG)(SEGSF)(SEGCCS)		5,785,001	5,774,988
U.S. Treasury Bills 2.330%, 7/16/19(SEG)(SEGSF)(SEGCCS)		5,022,999	5,018,712

Total short-term investments (cost $425,081,043)			$425,078,126
TOTAL INVESTMENTS

Total investments (cost $2,647,983,152)			$2,939,922,854

	FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $322,759,097) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/17/19	$6,012,152	$6,153,506	$(141,354)
		British Pound	Buy	9/18/19	239,069	215,832	23,237
		Canadian Dollar	Sell	7/17/19	1,982,695	2,058,810	76,115
		Euro	Buy	9/18/19	8,935,045	8,819,911	115,134
		Japanese Yen	Buy	8/21/19	2,879,841	2,857,096	22,745
		Mexican Peso	Buy	10/16/19	2,826,094	2,822,100	3,994
	Barclays Bank PLC
		Canadian Dollar	Sell	7/17/19	6,937,409	6,830,182	(107,227)
		Euro	Sell	9/18/19	5,728,382	5,679,508	(48,874)
		Hong Kong Dollar	Sell	8/21/19	10,300,875	10,275,165	(25,710)
		New Zealand Dollar	Sell	7/17/19	2,921,329	2,888,951	(32,378)
		Norwegian Krone	Buy	9/18/19	6,647,301	6,496,070	151,231
		Swiss Franc	Buy	9/18/19	5,264,835	5,163,962	100,873
	Citibank, N.A.
		Australian Dollar	Buy	7/17/19	2,136,129	2,335,177	(199,048)
		Brazilian Real	Buy	10/2/19	2,835,822	2,842,168	(6,346)
		Canadian Dollar	Buy	7/17/19	7,019,299	6,930,025	89,274
		Canadian Dollar	Sell	7/17/19	7,019,299	6,913,985	(105,314)
		Danish Krone	Sell	9/18/19	1,545,074	1,525,612	(19,462)
		Euro	Buy	9/18/19	2,846,287	2,837,090	9,197
		Japanese Yen	Buy	8/21/19	6,756,447	6,730,728	25,719
		New Zealand Dollar	Sell	7/17/19	1,483,581	1,415,602	(67,979)
		Norwegian Krone	Buy	9/18/19	99,739	97,651	2,088
	Credit Suisse International
		Australian Dollar	Buy	7/17/19	5,453,728	5,544,493	(90,765)
		Australian Dollar	Sell	7/17/19	5,453,728	5,415,439	(38,289)
		Canadian Dollar	Buy	7/17/19	5,749,701	5,715,180	34,521
		Canadian Dollar	Sell	7/17/19	5,749,701	5,651,514	(98,187)
		Euro	Buy	9/18/19	2,842,283	2,838,981	3,302
	Goldman Sachs International
		Australian Dollar	Sell	7/17/19	1,434,411	1,364,456	(69,955)
		Euro	Buy	9/18/19	2,885,299	2,869,141	16,158
		Indian Rupee	Buy	11/20/19	2,837,601	2,821,538	16,063
		Japanese Yen	Sell	8/21/19	6,642,884	6,437,667	(205,217)
		New Taiwan Dollar	Sell	8/21/19	2,886,498	2,889,524	3,026
		New Zealand Dollar	Sell	7/17/19	4,493,686	4,339,313	(154,373)
		Norwegian Krone	Buy	9/18/19	12,091,295	11,821,135	270,160
		Russian Ruble	Buy	9/18/19	2,827,196	2,831,653	(4,457)
		South Korean Won	Sell	11/20/19	2,892,565	2,892,395	(170)
		Swedish Krona	Sell	9/18/19	5,994,249	5,906,252	(87,997)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/17/19	709,164	901,745	(192,581)
		Canadian Dollar	Buy	7/17/19	2,921,525	2,848,955	72,570
		Canadian Dollar	Sell	7/17/19	2,921,525	2,892,396	(29,129)
		Chinese Yuan	Buy	8/21/19	7,266,830	7,393,644	(126,814)
		Indonesian Rupiah	Buy	11/20/19	2,832,345	2,821,805	10,540
		Japanese Yen	Sell	8/21/19	3,004,665	2,935,257	(69,408)
		South Korean Won	Sell	11/20/19	2,892,565	2,892,647	82
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/17/19	4,743,862	4,754,565	(10,703)
		Canadian Dollar	Sell	7/17/19	5,052,645	4,908,601	(144,044)
		Euro	Sell	9/18/19	2,865,050	2,864,624	(426)
		Japanese Yen	Buy	8/21/19	5,748,126	5,693,371	54,755
		New Zealand Dollar	Sell	7/17/19	5,835,602	5,686,266	(149,336)
		Norwegian Krone	Sell	9/18/19	5,881,506	5,760,868	(120,638)
		Singapore Dollar	Buy	8/21/19	2,531,198	2,515,049	16,149
		South Korean Won	Buy	8/21/19	5,621,905	5,603,906	17,999
		Swedish Krona	Sell	9/18/19	1,503,321	1,488,979	(14,342)
		Swiss Franc	Buy	9/18/19	5,247,608	5,148,626	98,982
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/19	12,610,965	12,820,486	(209,521)
		Canadian Dollar	Buy	7/17/19	5,841,140	5,725,498	115,642
		Canadian Dollar	Sell	7/17/19	5,841,140	5,746,003	(95,137)
		Euro	Sell	9/18/19	5,566,385	5,522,076	(44,309)
		Indian Rupee	Buy	11/20/19	2,837,600	2,823,736	13,864
		Japanese Yen	Sell	8/21/19	2,458,978	2,382,868	(76,110)
		New Taiwan Dollar	Sell	8/21/19	2,886,498	2,891,206	4,708
		Norwegian Krone	Buy	9/18/19	2,796,032	2,758,340	37,692
		Swedish Krona	Sell	9/18/19	2,926,330	2,921,455	(4,875)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/19	1,339,163	1,374,737	(35,574)
		British Pound	Sell	9/18/19	984,439	981,457	(2,982)
		Canadian Dollar	Buy	7/17/19	5,810,584	5,729,903	80,681
		Canadian Dollar	Sell	7/17/19	5,810,584	5,734,111	(76,473)
		Euro	Buy	9/18/19	2,922,137	2,884,938	37,199
		Japanese Yen	Sell	8/21/19	5,945,423	5,696,959	(248,464)
		New Zealand Dollar	Sell	7/17/19	536,686	546,534	9,848
		Norwegian Krone	Buy	9/18/19	4,976,583	4,874,119	102,464
		Swedish Krona	Sell	9/18/19	4,494,035	4,416,853	(77,182)
	UBS AG
		Australian Dollar	Buy	7/17/19	118,428	319,586	(201,158)
		Canadian Dollar	Buy	7/17/19	2,670,203	2,654,183	16,020
		Canadian Dollar	Sell	7/17/19	2,670,203	2,625,600	(44,603)
		Euro	Sell	9/18/19	3,403,783	3,358,793	(44,990)
		Japanese Yen	Sell	8/21/19	4,090,672	3,937,169	(153,503)
		Swedish Krona	Sell	9/18/19	2,880,581	2,830,868	(49,713)
	WestPac Banking Corp.
		Australian Dollar	Buy	7/17/19	2,541,285	2,505,055	36,230
		Canadian Dollar	Buy	7/17/19	181,655	176,884	4,771
		Canadian Dollar	Sell	7/17/19	181,655	180,564	(1,091)

	Unrealized appreciation						1,693,033

	Unrealized (depreciation)						(3,726,208)

	Total						$(2,033,175)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	1,788	$140,051,519	$140,098,740	Sep-19	$3,454,111
S&P 500 Index E-Mini (Long)	939	138,115,632	138,230,190	Sep-19	2,320,564
S&P Mid Cap 400 Index E-Mini (Long)	322	62,645,422	62,790,000	Sep-19	1,470,986
U.S. Treasury Bond 30 yr (Long)	70	10,891,563	10,891,563	Sep-19	366,796
U.S. Treasury Bond Ultra 30 yr (Long)	146	25,924,125	25,924,125	Sep-19	1,053,609
U.S. Treasury Bond Ultra 30 yr (Short)	6	1,065,375	1,065,375	Sep-19	(43,185)
U.S. Treasury Note 2 yr (Long)	292	62,832,469	62,832,469	Sep-19	339,156
U.S. Treasury Note 2 yr (Short)	212	45,618,094	45,618,094	Sep-19	(291,868)
U.S. Treasury Note 5 yr (Long)	494	58,369,188	58,369,188	Sep-19	841,545
U.S. Treasury Note 5 yr (Short)	399	47,144,344	47,144,344	Sep-19	(683,562)
U.S. Treasury Note 10 yr (Long)	234	29,944,688	29,944,688	Sep-19	646,630
U.S. Treasury Note 10 yr (Short)	2,210	282,810,938	282,810,938	Sep-19	(5,832,755)
U.S. Treasury Note Ultra 10 yr (Long)	6	828,750	828,750	Sep-19	22,440

Unrealized appreciation					10,515,837

Unrealized (depreciation)					(6,851,370)

Total					$3,664,467

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $103,402) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	$34,640,270	AUD	49,341,600	$55,979

Total					$55,979

TBA SALE COMMITMENTS OUTSTANDING at 6/30/19 (proceeds receivable $47,290,977) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.00%, 7/1/49	$1,000,000	7/22/19	$1,036,719
Uniform Mortgage Backed Securities, 6.00%, 7/1/49	5,000,000	7/15/19	5,473,438
Uniform Mortgage Backed Securities, 4.00%, 7/1/49	18,000,000	7/15/19	18,603,280
Uniform Mortgage Backed Securities, 3.50%, 8/1/49	3,000,000	8/13/19	3,066,445
Uniform Mortgage Backed Securities, 3.50%, 7/1/49	3,000,000	7/15/19	3,067,266
Uniform Mortgage Backed Securities, 3.00%, 8/1/49	8,000,000	8/13/19	8,061,562
Uniform Mortgage Backed Securities, 3.00%, 7/1/49	8,000,000	7/15/19	8,068,125

Total			$47,376,835

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$67,121,000	$4,967	(E)	$79,519	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$84,486
		20,458,000	1,514	(E)	(24,119)	9/18/21	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	(25,633)
		8,245,000	26,656	(E)	(49,211)	9/18/24	3 month USD-LIBOR-BBA — Quarterly	1.80% — Semiannually	(22,555)
		22,958,000	74,223	(E)	137,208	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	62,985
		6,068,100	57,374	(E)	(105,180)	9/18/49	3 month USD-LIBOR-BBA — Quarterly	2.25% — Semiannually	(47,806)
		2,754,800	26,047	(E)	47,744	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,698
		8,880,200	77,915	(E)	(110,592)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	(32,676)
		34,548,100	303,125	(E)	429,526	9/18/29	2.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	126,399

	Total				$404,895				$166,898
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$103,403	$103,662	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$359
	657,183	658,613	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,205
	194,344	194,796	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	682
	23,008	23,153	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(180)
	225,206	227,177	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,351)
	7,468	7,378	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(24)
	106,772	103,571	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,135)
	6,504	6,301	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(141)
	27,818	27,084	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	415
	303	305	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	5
	Citibank, N.A.
	141,727,656	147,114,111	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	5,406,604
	122,151,764	128,466,269	—	11/26/19	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	(6,031,043)
	252,571	253,121	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	847
	Credit Suisse International
	887,743	891,020	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	4,139
	18,076	17,377	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(525)
	Goldman Sachs International
	12,922	13,035	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(135)
	15,519	15,655	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(162)
	292,932	295,497	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,058)
	67,741	65,051	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,002)
	16,102	15,601	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(348)
	16,102	15,601	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(348)
	10,753	10,719	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	89
	2,010	2,023	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	36
	JPMorgan Securities LLC
	38,708	37,504	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	837
	106,772	103,571	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,135

Upfront premium received			—	Unrealized appreciation			5,418,353

	Upfront premium (paid)		—	Unrealized (depreciation)			(6,042,452)

		Total	$—			Total	$(624,099)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
TWDC Enterprises 18 Corp.	Consumer cyclicals	28,720	$4,010,451	2.73%
JPMorgan Chase & Co.	Financials	35,670	3,987,932	2.71%
Alphabet, Inc. Class A	Technology	3,027	3,277,219	2.23%
Microsoft Corp.	Technology	22,782	3,051,820	2.07%
Honeywell International, Inc.	Capital goods	17,396	3,037,168	2.06%
Starbucks Corp.	Consumer staples	35,283	2,957,812	2.01%
Apple, Inc.	Technology	14,433	2,856,650	1.94%
Mondelez International, Inc. Class A	Consumer staples	50,484	2,721,111	1.85%
Texas Instruments, Inc.	Technology	23,447	2,690,803	1.83%
Automatic Data Processing, Inc.	Consumer cyclicals	15,727	2,600,138	1.77%
Intercontinental Exchange, Inc.	Financials	29,857	2,565,870	1.74%
Intuit, Inc.	Technology	9,507	2,484,539	1.69%
American Electric Power Co., Inc.	Utilities and power	28,199	2,481,827	1.69%
TJX Cos., Inc. (The)	Consumer cyclicals	46,875	2,478,767	1.68%
Coca-Cola Co. (The)	Consumer staples	48,112	2,449,866	1.67%
Northrop Grumman Corp.	Capital goods	7,560	2,442,762	1.66%
U.S. Bancorp	Financials	46,035	2,412,244	1.64%
Raytheon Co.	Capital goods	13,289	2,310,649	1.57%
Exelon Corp.	Utilities and power	47,836	2,293,237	1.56%
Fidelity National Information Services, Inc.	Technology	18,619	2,284,235	1.55%
AutoZone, Inc.	Consumer cyclicals	2,027	2,229,091	1.52%
Exxon Mobil Corp.	Energy	27,823	2,132,087	1.45%
Waste Management, Inc.	Capital goods	18,273	2,108,155	1.43%
Sysco Corp.	Consumer staples	29,312	2,072,930	1.41%
Allstate Corp. (The)	Financials	20,257	2,059,962	1.40%
T-Mobile US, Inc.	Communication services	26,976	2,000,011	1.36%
Omnicom Group, Inc.	Consumer cyclicals	24,250	1,987,296	1.35%
Amazon.com, Inc.	Consumer cyclicals	1,031	1,952,071	1.33%
Johnson & Johnson	Health care	13,988	1,948,263	1.32%
Cognizant Technology Solutions Corp. Class A	Technology	30,090	1,907,405	1.30%
Humana, Inc.	Health care	7,160	1,899,563	1.29%
Cisco Systems, Inc.	Technology	33,294	1,822,207	1.24%
Norfolk Southern Corp.	Transportation	8,589	1,711,975	1.16%
Annaly Capital Management, Inc.	Financials	183,917	1,679,166	1.14%
Comerica, Inc.	Financials	22,727	1,650,857	1.12%
Verizon Communications, Inc.	Communication services	28,044	1,602,161	1.09%
Baxter International, Inc.	Health care	19,261	1,577,439	1.07%
Pfizer, Inc.	Health care	36,396	1,576,685	1.07%
Occidental Petroleum Corp.	Energy	30,860	1,551,664	1.05%
Centene Corp.	Health care	29,508	1,547,422	1.05%
Merck & Co., Inc.	Health care	17,686	1,482,950	1.01%
VICI Properties, Inc.	Financials	66,630	1,468,519	1.00%
Kinder Morgan, Inc.	Utilities and power	68,617	1,432,732	0.97%
Ross Stores, Inc.	Consumer cyclicals	14,377	1,425,066	0.97%
NXP Semiconductors NV	Technology	13,909	1,357,636	0.92%
Cadence Design Systems, Inc.	Technology	18,896	1,337,992	0.91%
F5 Networks, Inc.	Technology	8,706	1,267,854	0.86%
Procter & Gamble Co. (The)	Consumer staples	11,463	1,256,959	0.85%
Hershey Co. (The)	Consumer staples	9,374	1,256,464	0.85%
Garmin, Ltd.	Technology	15,239	1,216,096	0.83%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$1,367	$20,000	$2,008	5/11/63	300 bp — Monthly	$(631)
	CMBX NA BBB-.6 Index	BBB-/P	2,591	43,000	4,317	5/11/63	300 bp — Monthly	(1,704)
	CMBX NA BBB-.6 Index	BBB-/P	5,309	86,000	8,634	5/11/63	300 bp — Monthly	(3,282)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	507	52,000	68	5/11/63	200 bp — Monthly	592
	CMBX NA A.6 Index	A/P	581	42,000	55	5/11/63	200 bp — Monthly	649
	CMBX NA A.6 Index	A/P	(3)	7,000	9	5/11/63	200 bp — Monthly	9
	CMBX NA BB.6 Index	BB/P	8,820	42,000	8,707	5/11/63	500 bp — Monthly	148
	CMBX NA BB.6 Index	BB/P	57,595	234,000	48,508	5/11/63	500 bp — Monthly	9,282
	CMBX NA BB.7 Index	BB/P	6,943	50,000	5,220	1/17/47	500 bp — Monthly	1,764
	CMBX NA BB.7 Index	BB/P	13,625	106,000	11,066	1/17/47	500 bp — Monthly	2,646
	CMBX NA BB.7 Index	BB/P	17,514	145,000	15,138	1/17/47	500 bp — Monthly	2,497
	Credit Suisse International
	CMBX NA A.6 Index	A/P	118,910	2,343,000	3,046	5/11/63	200 bp — Monthly	122,733
	CMBX NA A.6 Index	A/P	6,196	319,000	415	5/11/63	200 bp — Monthly	6,717
	CMBX NA A.6 Index	A/P	12,962	260,000	338	5/11/63	200 bp — Monthly	13,387
	CMBX NA A.6 Index	A/P	3,389	150,000	195	5/11/63	200 bp — Monthly	3,634
	CMBX NA A.6 Index	A/P	77	40,000	52	5/11/63	200 bp — Monthly	143
	CMBX NA A.6 Index	A/P	34	22,000	29	5/11/63	200 bp — Monthly	70
	CMBX NA A.7 Index	A-/P	3,286	79,000	1,746	1/17/47	200 bp — Monthly	5,058
	CMBX NA BB.7 Index	BB/P	10,567	79,000	8,248	1/17/47	500 bp — Monthly	2,385
	CMBX NA BBB-.6 Index	BBB-/P	8,049	74,000	7,430	5/11/63	300 bp — Monthly	656
	CMBX NA BBB-.6 Index	BBB-/P	13,550	107,000	10,743	5/11/63	300 bp — Monthly	2,861
	CMBX NA BBB-.6 Index	BBB-/P	31,007	290,000	29,116	5/11/63	300 bp — Monthly	2,036
	CMBX NA BBB-.7 Index	BBB-/P	22,053	279,000	7,617	1/17/47	300 bp — Monthly	14,576
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	35,368	695,000	904	5/11/63	200 bp — Monthly	36,503
	CMBX NA A.6 Index	A/P	34,350	570,000	741	5/11/63	200 bp — Monthly	35,281
	CMBX NA A.6 Index	A/P	9,953	430,000	559	5/11/63	200 bp — Monthly	10,655
	CMBX NA A.6 Index	A/P	12,800	408,000	530	5/11/63	200 bp — Monthly	13,466
	CMBX NA A.6 Index	A/P	13,238	257,000	334	5/11/63	200 bp — Monthly	13,658
	CMBX NA A.6 Index	A/P	7,609	246,000	320	5/11/63	200 bp — Monthly	8,010
	CMBX NA A.6 Index	A/P	8,151	165,000	215	5/11/63	200 bp — Monthly	8,421
	CMBX NA A.6 Index	A/P	8,866	135,000	176	5/11/63	200 bp — Monthly	9,086
	CMBX NA A.6 Index	A/P	6,277	124,000	161	5/11/63	200 bp — Monthly	6,480
	CMBX NA A.6 Index	A/P	6,453	124,000	161	5/11/63	200 bp — Monthly	6,656
	CMBX NA A.6 Index	A/P	6,277	124,000	161	5/11/63	200 bp — Monthly	6,480
	CMBX NA A.6 Index	A/P	(12)	19,000	25	5/11/63	200 bp — Monthly	20
	CMBX NA A.6 Index	A/P	136	18,000	23	5/11/63	200 bp — Monthly	165
	CMBX NA BBB-.6 Index	BBB-/P	2,769	35,000	3,514	5/11/63	300 bp — Monthly	(727)
	CMBX NA BBB-.6 Index	BBB-/P	4,006	37,000	3,715	5/11/63	300 bp — Monthly	310
	CMBX NA BBB-.6 Index	BBB-/P	3,338	64,000	6,426	5/11/63	300 bp — Monthly	(3,055)
	CMBX NA BBB-.6 Index	BBB-/P	4,769	70,000	7,028	5/11/63	300 bp — Monthly	(2,224)
	CMBX NA BBB-.6 Index	BBB-/P	8,158	74,000	7,430	5/11/63	300 bp — Monthly	765
	CMBX NA BBB-.6 Index	BBB-/P	7,764	92,000	9,237	5/11/63	300 bp — Monthly	(1,427)
	CMBX NA BBB-.6 Index	BBB-/P	11,477	136,000	13,654	5/11/63	300 bp — Monthly	(2,110)
	CMBX NA BBB-.6 Index	BBB-/P	12,435	144,000	14,458	5/11/63	300 bp — Monthly	(1,951)
	CMBX NA BBB-.6 Index	BBB-/P	11,950	247,000	24,799	5/11/63	300 bp — Monthly	(12,725)
	CMBX NA BBB-.6 Index	BBB-/P	31,899	262,000	26,305	5/11/63	300 bp — Monthly	5,726
	CMBX NA BBB-.6 Index	BBB-/P	67,247	717,000	71,987	5/11/63	300 bp — Monthly	(4,381)
	CMBX NA BBB-.6 Index	BBB-/P	65,023	865,000	86,846	5/11/63	300 bp — Monthly	(21,390)
	CMBX NA BBB-.7 Index	BBB-/P	31,583	401,000	10,947	1/17/47	300 bp — Monthly	20,836
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	11,863	56,000	11,609	5/11/63	500 bp — Monthly	301
	CMBX NA BB.6 Index	BB/P	14,604	69,000	14,304	5/11/63	500 bp — Monthly	358
	CMBX NA A.6 Index	A/P	82,312	3,578,000	4,651	5/11/63	200 bp — Monthly	88,156
	CMBX NA A.7 Index	A-/P	7,192	164,000	3,624	1/17/47	200 bp — Monthly	10,871
	CMBX NA BBB-.6 Index	BBB-/P	39,953	302,000	30,321	5/11/63	300 bp — Monthly	9,783
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	1,016	78,000	101	5/11/63	200 bp — Monthly	1,143
	CMBX NA BBB-.6 Index	BBB-/P	4,369	39,000	3,916	5/11/63	300 bp — Monthly	473
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	10,374	75,000	7,530	5/11/63	300 bp — Monthly	2,882
	CMBX NA A.6 Index	A/P	5,586	413,000	537	5/11/63	200 bp — Monthly	6,261
	CMBX NA A.6 Index	A/P	8,628	167,000	217	5/11/63	200 bp — Monthly	8,901
	CMBX NA A.6 Index	A/P	940	68,000	88	5/11/63	200 bp — Monthly	1,051
	CMBX NA A.6 Index	A/P	536	48,000	62	5/11/63	200 bp — Monthly	615
	CMBX NA A.6 Index	A/P	76	28,000	36	5/11/63	200 bp — Monthly	121
	CMBX NA A.6 Index	A/P	197	21,000	27	5/11/63	200 bp — Monthly	231
	CMBX NA A.6 Index	A/P	—	1,000	1	5/11/63	200 bp — Monthly	2
	CMBX NA A.6 Index	A/P	60	1,000	1	5/11/63	200 bp — Monthly	62
	CMBX NA BB.6 Index	BB/P	18,418	75,000	15,548	5/11/63	500 bp — Monthly	2,933
	CMBX NA BB.6 Index	BB/P	36,962	150,000	31,095	5/11/63	500 bp — Monthly	5,992
	CMBX NA BBB-.6 Index	BBB-/P	7,634	63,000	6,325	5/11/63	300 bp — Monthly	1,340

Upfront premium received			1,007,548		Unrealized appreciation			515,837

Upfront premium (paid)			(15)		Unrealized (depreciation)			(55,607)

	Total		$1,007,533				Total	$460,230
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,802)	$243,000	$5,370	1/17/47	(200 bp) — Monthly	$(7,253)
	CMBX NA BB.10 Index	(10,636)	97,000	8,391	11/17/59	(500 bp) — Monthly	(2,326)
	CMBX NA BB.10 Index	(5,114)	49,000	4,239	11/17/59	(500 bp) — Monthly	(916)
	CMBX NA BB.11 Index	(18,786)	145,000	14,312	11/18/54	(500 bp) — Monthly	(4,596)
	CMBX NA BB.9 Index	(20,387)	145,000	15,066	9/17/58	(500 bp) — Monthly	(5,443)
	CMBX NA BB.9 Index	(16,712)	108,000	11,221	9/17/58	(500 bp) — Monthly	(5,581)
	CMBX NA BB.9 Index	(16,637)	108,000	11,221	9/17/58	(500 bp) — Monthly	(5,506)
	CMBX NA BB.9 Index	(16,321)	106,000	11,013	9/17/58	(500 bp) — Monthly	(5,396)
	CMBX NA BB.9 Index	(12,609)	97,000	10,078	9/17/58	(500 bp) — Monthly	(2,612)
	CMBX NA BB.9 Index	(13,039)	97,000	10,078	9/17/58	(500 bp) — Monthly	(3,042)
	CMBX NA BB.9 Index	(8,454)	54,000	5,611	9/17/58	(500 bp) — Monthly	(2,888)
	CMBX NA BBB-.6 Index	(4,092)	37,000	3,715	5/11/63	(300 bp) — Monthly	(396)
	Credit Suisse International
	CMBX NA BB.10 Index	(13,476)	101,000	8,737	11/17/59	(500 bp) — Monthly	(4,823)
	CMBX NA BB.10 Index	(11,892)	100,000	8,650	11/17/59	(500 bp) — Monthly	(3,325)
	CMBX NA BB.10 Index	(6,588)	53,000	4,585	11/17/59	(500 bp) — Monthly	(2,048)
	CMBX NA BB.7 Index	(8,878)	503,000	104,272	5/11/63	(500 bp) — Monthly	94,975
	CMBX NA BB.7 Index	(28,223)	153,000	15,973	1/17/47	(500 bp) — Monthly	(12,377)
	CMBX NA BB.7 Index	(8,060)	49,000	5,116	1/17/47	(500 bp) — Monthly	(2,985)
	CMBX NA BB.8 Index	(1,402)	8,000	1,144	10/17/57	(500 bp) — Monthly	(264)
	CMBX NA BB.9 Index	(26,498)	166,000	17,247	9/17/58	(500 bp) — Monthly	(9,389)
	CMBX NA BB.9 Index	(8,135)	53,000	5,507	9/17/58	(500 bp) — Monthly	(2,673)
	CMBX NA BB.9 Index	(7,577)	50,000	5,195	9/17/58	(500 bp) — Monthly	(2,423)
	CMBX NA BB.9 Index	(6,930)	45,000	4,676	9/17/58	(500 bp) — Monthly	(2,292)
	CMBX NA BB.9 Index	(4,223)	27,000	2,805	9/17/58	(500 bp) — Monthly	(1,440)
	Goldman Sachs International
	CMBX NA BB.6 Index	(716)	7,000	1,451	5/11/63	(500 bp) — Monthly	729
	CMBX NA BB.7 Index	(6,961)	46,000	4,802	1/17/47	(500 bp) — Monthly	(2,197)
	CMBX NA BB.7 Index	(86,294)	425,000	44,370	1/17/47	(500 bp) — Monthly	(42,280)
	CMBX NA BB.7 Index	(11,141)	68,000	7,099	1/17/47	(500 bp) — Monthly	(4,099)
	CMBX NA BB.9 Index	(3,018)	28,000	2,909	9/17/58	(500 bp) — Monthly	(132)
	CMBX NA BB.9 Index	(1,666)	14,000	1,455	9/17/58	(500 bp) — Monthly	(223)
	CMBX NA BB.9 Index	(1,685)	14,000	1,455	9/17/58	(500 bp) — Monthly	(242)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(7,783)	72,000	7,106	11/18/54	(500 bp) — Monthly	(736)
	CMBX NA BB.11 Index	(4,580)	46,000	4,540	11/18/54	(500 bp) — Monthly	(66)
	CMBX NA BB.11 Index	(3,595)	35,000	3,455	11/18/54	(500 bp) — Monthly	(169)
	CMBX NA BB.6 Index	(8,295)	59,000	12,231	5/11/63	(500 bp) — Monthly	3,886
	CMBX NA BB.6 Index	(7,578)	57,000	11,816	5/11/63	(500 bp) — Monthly	4,190
	CMBX NA BB.7 Index	(83,396)	659,000	68,800	1/17/47	(500 bp) — Monthly	(15,143)
	CMBX NA BBB-.6 Index	(11,174)	109,000	10,944	5/11/63	(300 bp) — Monthly	(284)
	CMBX NA BBB-.7 Index	(13,698)	361,000	9,855	1/17/47	(300 bp) — Monthly	(4,023)
	CMBX NA BBB-.7 Index	(1,779)	49,000	1,338	1/17/47	(300 bp) — Monthly	(466)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,164)	49,000	4,239	11/17/59	(500 bp) — Monthly	(966)
	CMBX NA BB.10 Index	(5,706)	48,000	4,152	11/17/59	(500 bp) — Monthly	(1,594)
	CMBX NA BB.9 Index	(16,892)	108,000	11,221	9/17/58	(500 bp) — Monthly	(5,761)
	CMBX NA BB.9 Index	(6,284)	48,000	4,987	9/17/58	(500 bp) — Monthly	(1,336)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(4,177)	41,000	1,119	1/17/47	(300 bp) — Monthly	(3,079)
	CMBX NA BB.10 Index	(5,139)	49,000	4,239	11/17/59	(500 bp) — Monthly	(941)
	CMBX NA BB.11 Index	(5,696)	58,000	5,725	11/18/54	(500 bp) — Monthly	(20)
	CMBX NA BB.7 Index	(30,166)	150,000	15,660	1/17/47	(500 bp) — Monthly	(14,631)
	CMBX NA BB.7 Index	(24,296)	126,000	13,154	1/17/47	(500 bp) — Monthly	(11,247)
	CMBX NA BB.7 Index	(15,137)	75,000	7,830	1/17/47	(500 bp) — Monthly	(7,369)
	CMBX NA BB.9 Index	(3,274)	27,000	2,805	9/17/58	(500 bp) — Monthly	(491)
	CMBX NA BB.9 Index	(1,697)	14,000	1,455	9/17/58	(500 bp) — Monthly	(255)

	Upfront premium received	—			Unrealized appreciation		103,780

	Upfront premium (paid)	(653,458)			Unrealized (depreciation)		(207,744)

	Total	$(653,458)				Total	$(103,964)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation
	NA HY Series 32 Index	B+/P	$(1,509,299)	$25,071,000	$1,903,641	6/20/24	500 bp — Quarterly	$432,645
	NA IG Series 32 Index	BBB+/P	(621,901)	39,200,000	846,602	6/20/24	100 bp — Quarterly	236,679

	Total		$(2,131,200)					$669,324
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized depreciation
	NA HY Series 32 Index	$1,976,801	$28,494,000	$2,163,549	6/20/24	(500 bp) — Quarterly	$(207,915)

	Total	$1,976,801					$(207,915)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,870,503,083.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,775, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$6,294,475	$181,445,572	$176,656,549	$339,628	$11,083,498
	Putnam Short Term Investment Fund**	228,635,519	478,216,566	468,595,596	4,036,146	238,256,489

	Total Short-term investments	$234,929,994	$659,662,138	$645,252,145	$4,375,774	$249,339,987
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $11,083,498, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,880,415.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $17,260,044.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,150,236.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,236,221.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $96,616,265 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.9%
	Japan	3.5
	United Kingdom	3.3
	France	1.5
	China	1.5
	Germany	1.4
	Canada	1.3
	Switzerland	1.2
	Australia	1.2
	Hong Kong	0.9
	Netherlands	0.9
	Sweden	0.7
	Spain	0.6
	Taiwan	0.6
	India	0.5
	Brazil	0.5
	Other	4.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,828,082 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,150,236 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$59,661,552	$20,075,242	$—
Capital goods	129,832,785	10,846,443	—
Communication services	75,297,526	8,973,735	—
Conglomerates	12,769,311	2,328,394	—
Consumer cyclicals	197,910,978	25,655,341	4
Consumer staples	183,051,850	18,050,867	4,771
Energy	103,554,523	4,399,519	6,259
Financials	300,911,888	58,671,660	—
Health care	208,290,366	12,934,907	—
Technology	385,855,243	44,415,245	—
Transportation	26,474,991	12,433,568	—
Utilities and power	62,432,574	4,138,855	—

Total common stocks	1,746,043,587	222,923,776	11,034
Asset-backed securities	—	10,615,013	—
Convertible bonds and notes	—	116,662	—
Convertible preferred stocks	—	242,824	6,800
Corporate bonds and notes	—	285,107,014	386
Foreign government and agency bonds and notes	—	13,504,200	—
Mortgage-backed securities	—	54,611,609	—
Preferred stocks	175,594	—	—
Purchased options outstanding	—	161,470	—
Senior loans	—	3,396,266	—
U.S. government and agency mortgage obligations	—	170,103,540	—
Warrants	—	7,824,953	—
Short-term investments	238,491,489	186,586,637	—

Totals by level	$1,984,710,670	$955,193,964	$18,220
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(2,033,175)	$—
Futures contracts	3,664,467	—	—
Written options outstanding	—	(55,979)	—
TBA sale commitments	—	(47,376,835)	—
Interest rate swap contracts	—	(237,997)	—
Total return swap contracts	—	(624,099)	—
Credit default contracts	—	617,999	—

Totals by level	$3,664,467	$(49,710,086)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$3,378,808	$2,760,809
Foreign exchange contracts	1,854,503	3,782,187
Equity contracts	20,477,218	6,031,043
Interest rate contracts	3,448,838	7,267,689

Total	$29,159,367	$19,841,728
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$53,600,000
Written currency option contracts (contract amount)	$65,300,000
Futures contracts (number of contracts)	7,000
Forward currency contracts (contract amount)	$649,000,000
Centrally cleared interest rate swap contracts (notional)	$191,800,000
OTC total return swap contracts (notional)	$267,200,000
OTC credit default contracts (notional)	$23,600,000
Centrally cleared credit default contracts (notional)	$91,200,000
Warrants (number of warrants)	1,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com